UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Real Estate Index Fund

April 30, 2018

URX-QTLY-0618
1.929338.106

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.5%
Hotel & Resort REITs - 0.9%
Park Hotels & Resorts, Inc.	359,535	$10,347,417
REITs - Apartments - 17.4%
American Campus Communities, Inc.	243,994	9,542,605
American Homes 4 Rent Class A	450,057	9,091,151
Apartment Investment & Management Co. Class A	281,238	11,418,263
AvalonBay Communities, Inc.	246,833	40,233,779
Camden Property Trust (SBI)	165,645	14,146,083
Education Realty Trust, Inc.	135,462	4,458,054
Equity Residential (SBI)	658,128	40,613,079
Essex Property Trust, Inc.	118,046	28,294,446
Independence Realty Trust, Inc.	151,875	1,427,625
Mid-America Apartment Communities, Inc.	203,116	18,576,963
UDR, Inc.	479,354	17,328,647
		195,130,695
REITs - Diversified - 10.9%
Apple Hospitality (REIT), Inc.	374,794	6,742,544
Cousins Properties, Inc.	750,765	6,674,301
Digital Realty Trust, Inc.	367,243	38,813,913
Duke Realty Corp.	638,143	17,293,675
Forest City Realty Trust, Inc. Class A	476,812	9,564,849
Liberty Property Trust (SBI)	263,596	11,023,585
NorthStar Realty Europe Corp.	98,783	1,432,354
PS Business Parks, Inc.	35,566	4,100,048
TIER REIT, Inc.	85,433	1,624,081
Vornado Realty Trust	309,044	21,024,263
Washington REIT (SBI)	140,261	4,028,296
		122,321,909
REITs - Health Care - 9.6%
HCP, Inc.	839,161	19,602,801
Healthcare Realty Trust, Inc. (a)	223,249	6,213,020
LTC Properties, Inc.	70,839	2,560,830
Quality Care Properties, Inc. (b)	167,692	3,684,193
Senior Housing Properties Trust (SBI)	424,779	6,613,809
Universal Health Realty Income Trust (SBI)	22,588	1,353,699
Ventas, Inc.	636,706	32,739,423
Welltower, Inc.	662,038	35,379,311
		108,147,086
REITs - Hotels - 7.3%
Ashford Hospitality Trust, Inc.	158,465	1,090,239
Braemar Hotels & Resorts, Inc.	57,418	597,147
Chatham Lodging Trust	81,992	1,561,948
Chesapeake Lodging Trust	107,426	3,173,364
DiamondRock Hospitality Co.	358,473	3,961,127
Hersha Hospitality Trust	66,917	1,256,701
Hospitality Properties Trust (SBI)	293,785	7,309,371
Host Hotels & Resorts, Inc.	1,312,272	25,668,040
LaSalle Hotel Properties (SBI)	202,387	5,984,584
Pebblebrook Hotel Trust (a)	123,258	4,312,797
RLJ Lodging Trust	312,372	6,487,966
Ryman Hospitality Properties, Inc.	91,506	7,172,240
Summit Hotel Properties, Inc.	186,320	2,697,914
Sunstone Hotel Investors, Inc.	402,816	6,283,930
Xenia Hotels & Resorts, Inc.	190,780	3,928,160
		81,485,528
REITs - Management/Investment - 0.6%
American Assets Trust, Inc.	74,113	2,487,973
Retail Properties America, Inc.	405,956	4,684,732
		7,172,705
REITs - Manufactured Homes - 2.5%
Equity Lifestyle Properties, Inc.	158,352	14,118,664
Sun Communities, Inc.	141,831	13,310,839
		27,429,503
REITs - Office Property - 13.8%
Alexandria Real Estate Equities, Inc.	180,971	22,543,557
Boston Properties, Inc.	275,893	33,496,169
Brandywine Realty Trust (SBI)	313,076	5,043,654
Columbia Property Trust, Inc.	214,326	4,578,003
Corporate Office Properties Trust (SBI)	181,052	4,980,741
Douglas Emmett, Inc.	284,924	10,619,117
Easterly Government Properties, Inc.	80,383	1,656,694
Equity Commonwealth (b)	222,423	6,892,889
Franklin Street Properties Corp.	191,683	1,491,294
Highwoods Properties, Inc. (SBI)	184,627	8,127,281
Hudson Pacific Properties, Inc.	277,613	9,125,139
JBG SMITH Properties	166,921	6,154,377
Kilroy Realty Corp.	176,470	12,647,605
Mack-Cali Realty Corp.	161,131	2,766,619
Paramount Group, Inc.	364,776	5,234,536
Piedmont Office Realty Trust, Inc. Class A	241,439	4,326,587
SL Green Realty Corp.	161,466	15,781,687
		155,465,949
REITs - Regional Malls - 11.8%
CBL & Associates Properties, Inc. (a)	308,613	1,290,002
General Growth Properties, Inc.	1,129,083	22,570,369
Pennsylvania Real Estate Investment Trust (SBI) (a)	125,795	1,217,696
Simon Property Group, Inc.	556,228	86,960,686
Tanger Factory Outlet Centers, Inc.	168,993	3,709,396
Taubman Centers, Inc.	108,879	6,095,046
The Macerich Co.	193,872	11,170,905
		133,014,100
REITs - Shopping Centers - 7.1%
Acadia Realty Trust (SBI)	149,682	3,532,495
Brixmor Property Group, Inc.	544,679	8,110,270
Cedar Realty Trust, Inc.	140,861	547,949
DDR Corp.	547,250	3,967,563
Federal Realty Investment Trust (SBI)	130,837	15,157,466
Kimco Realty Corp.	760,531	11,035,305
Kite Realty Group Trust	149,430	2,199,610
Ramco-Gershenson Properties Trust (SBI)	141,890	1,695,586
Regency Centers Corp.	265,616	15,631,502
Retail Opportunity Investments Corp.	200,958	3,456,478
Saul Centers, Inc.	21,630	1,034,996
Seritage Growth Properties (a)	46,248	1,645,041
Urban Edge Properties	189,210	3,892,050
Washington Prime Group, Inc. (a)	332,067	2,148,473
Weingarten Realty Investors (SBI)	213,535	5,865,806
		79,920,590
REITs - Storage - 8.3%
CubeSmart	325,834	9,592,553
Extra Space Storage, Inc.	225,301	20,184,717
Life Storage, Inc.	83,150	7,353,786
National Storage Affiliates Trust	89,888	2,365,852
Public Storage	267,824	54,041,527
		93,538,435
REITs - Warehouse/Industrial - 8.2%
DCT Industrial Trust, Inc.	167,508	10,983,500
EastGroup Properties, Inc.	62,098	5,575,158
First Industrial Realty Trust, Inc.	214,808	6,682,677
Prologis, Inc.	952,870	61,850,792
QTS Realty Trust, Inc. Class A	90,403	3,199,362
Rexford Industrial Realty, Inc.	140,306	4,286,348
		92,577,837
Residential REITs - 1.1%
Invitation Homes, Inc.	509,788	11,796,494
TOTAL COMMON STOCKS
(Cost $1,113,741,310)		1,118,348,248

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.74% (c)	4,642,209	4,643,138
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	10,098,627	10,099,637
TOTAL MONEY MARKET FUNDS
(Cost $14,742,775)		14,742,775
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,128,484,085)		1,133,091,023
NET OTHER ASSETS (LIABILITIES) - (0.8)%(e)		(8,608,723)
NET ASSETS - 100%		$1,124,482,300

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	44	June 2018	$5,823,400	$24,514	$24,514

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $220,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,426
Fidelity Securities Lending Cash Central Fund	47,529
Total	$89,955

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Small-Mid Cap 500 Index Fund

April 30, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV3-QTLY-0618
1.9867679.102

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.3%
Adient PLC	73,561	$4,508,554
Gentex Corp.	218,439	4,967,303
Lear Corp.	52,303	9,779,092
The Goodyear Tire & Rubber Co.	188,132	4,723,995
Visteon Corp. (a)	24,437	3,040,940
		27,019,884
Automobiles - 0.2%
Thor Industries, Inc.	38,607	4,097,747
Distributors - 0.2%
Pool Corp.	30,527	4,237,453
Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	44,892	4,259,353
Graham Holdings Co.	3,351	2,020,821
H&R Block, Inc.	161,937	4,477,558
Service Corp. International	139,905	5,107,932
ServiceMaster Global Holdings, Inc. (a)	105,086	5,317,352
		21,183,016
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp.	189,964	7,102,754
Choice Hotels International, Inc.	26,106	2,089,785
Domino's Pizza, Inc.	34,126	8,249,278
Dunkin' Brands Group, Inc. (b)	70,551	4,300,789
Extended Stay America, Inc. unit	149,697	2,931,067
Hilton Grand Vacations, Inc. (a)	71,374	3,069,082
Hyatt Hotels Corp. Class A	35,862	2,756,712
International Game Technology PLC	84,471	2,387,995
Six Flags Entertainment Corp. (b)	51,510	3,257,492
U.S. Foods Holding Corp. (a)	161,554	5,521,916
Vail Resorts, Inc.	31,333	7,184,970
Wendy's Co.	142,332	2,382,638
		51,234,478
Household Durables - 1.3%
Leggett & Platt, Inc. (b)	103,284	4,188,166
NVR, Inc. (a)	2,548	7,898,800
PulteGroup, Inc.	206,993	6,284,307
Tempur Sealy International, Inc. (a)(b)	36,260	1,622,635
Toll Brothers, Inc.	112,159	4,728,623
Tupperware Brands Corp.	39,606	1,764,843
		26,487,374
Internet & Direct Marketing Retail - 0.3%
Liberty Expedia Holdings, Inc. (a)	42,298	1,725,758
TripAdvisor, Inc. (a)(b)	84,597	3,165,620
Wayfair LLC Class A (a)(b)	30,009	1,869,561
		6,760,939
Leisure Products - 0.4%
Brunswick Corp.	68,361	4,093,457
Polaris Industries, Inc. (b)	46,093	4,831,468
		8,924,925
Media - 2.0%
AMC Networks, Inc. Class A (a)(b)	38,355	1,994,460
Cable One, Inc.	3,676	2,334,701
Cinemark Holdings, Inc. (b)	83,120	3,255,810
GCI Liberty, Inc. (a)	75,345	3,360,387
Interpublic Group of Companies, Inc.	303,190	7,152,252
John Wiley & Sons, Inc. Class A	34,631	2,283,914
Liberty Media Corp.:
Liberty Formula One Group Series C (a)(b)	146,197	4,315,735
Liberty Media Class A (a)(b)	19,277	541,876
Lions Gate Entertainment Corp.:
Class A (b)	41,063	1,022,058
Class B	80,836	1,860,845
Live Nation Entertainment, Inc. (a)	104,768	4,135,193
Tegna, Inc.	167,947	1,775,200
The Madison Square Garden Co. (a)	14,394	3,498,030
Tribune Media Co. Class A	62,243	2,352,163
		39,882,624
Multiline Retail - 0.6%
Kohl's Corp.	131,454	8,165,922
Nordstrom, Inc. (b)	91,432	4,622,802
		12,788,724
Specialty Retail - 1.6%
AutoNation, Inc. (a)(b)	45,220	2,088,712
Bed Bath & Beyond, Inc. (b)	107,235	1,872,323
Burlington Stores, Inc. (a)	52,534	7,136,744
Dick's Sporting Goods, Inc. (b)	62,986	2,084,207
Floor & Decor Holdings, Inc. Class A (b)	22,998	1,278,459
Foot Locker, Inc.	94,449	4,068,863
GameStop Corp. Class A (b)	77,777	1,061,656
Michaels Companies, Inc. (a)	86,679	1,613,963
Murphy U.S.A., Inc. (a)	24,990	1,563,624
Penske Automotive Group, Inc.	27,831	1,255,178
Sally Beauty Holdings, Inc. (a)(b)	97,868	1,692,138
Signet Jewelers Ltd.	47,237	1,836,575
Urban Outfitters, Inc. (a)	62,797	2,528,835
Williams-Sonoma, Inc.	65,634	3,137,305
		33,218,582
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	36,575	3,669,204
lululemon athletica, Inc. (a)	74,781	7,463,144
Michael Kors Holdings Ltd. (a)	112,417	7,691,571
Ralph Lauren Corp.	43,332	4,760,020
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	102,473	2,920,481
Switch, Inc. Class A	28,222	402,164
		26,906,584

TOTAL CONSUMER DISCRETIONARY		262,742,330

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	29,203	2,821,010
Rite Aid Corp. (a)(b)	834,051	1,392,865
Sprouts Farmers Market LLC (a)	101,742	2,546,602
Welbilt, Inc. (a)	100,552	1,926,576
		8,687,053
Food Products - 1.6%
Flowers Foods, Inc.	138,255	3,125,946
Ingredion, Inc.	55,809	6,757,912
Lamb Weston Holdings, Inc.	114,517	7,480,250
Pilgrim's Pride Corp. (a)(b)	41,389	894,002
Pinnacle Foods, Inc.	92,451	5,584,040
Post Holdings, Inc. (a)(b)	50,228	3,996,642
Seaboard Corp.	204	817,438
The Hain Celestial Group, Inc. (a)	79,572	2,317,932
TreeHouse Foods, Inc. (a)(b)	43,176	1,662,276
		32,636,438
Household Products - 0.2%
Energizer Holdings, Inc. (b)	46,210	2,650,606
Spectrum Brands Holdings, Inc.	18,887	1,361,753
		4,012,359
Personal Products - 0.5%
Edgewell Personal Care Co. (a)(b)	42,140	1,856,267
Herbalife Nutrition Ltd. (a)(b)	50,149	5,302,254
Nu Skin Enterprises, Inc. Class A	40,351	2,870,974
		10,029,495

TOTAL CONSUMER STAPLES		55,365,345

ENERGY - 5.2%
Energy Equipment & Services - 1.0%
Helmerich & Payne, Inc. (b)	82,976	5,770,981
Nabors Industries Ltd. (b)	241,562	1,838,287
Oceaneering International, Inc. (b)	76,778	1,630,765
Patterson-UTI Energy, Inc.	162,920	3,489,746
RPC, Inc. (b)	45,367	817,060
Transocean Ltd. (United States) (a)(b)	335,542	4,150,655
Weatherford International PLC (a)(b)	690,357	2,036,553
		19,734,047
Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp. (a)	180,464	3,428,816
Centennial Resource Development, Inc. Class A (a)(b)	122,986	2,275,241
Chesapeake Energy Corp. (a)(b)	707,760	2,102,047
CNX Resources Corp. (a)	173,159	2,573,143
CONSOL Energy, Inc. (a)	21,642	680,641
Diamondback Energy, Inc. (a)	76,758	9,859,565
Energen Corp. (a)	75,930	4,968,859
Extraction Oil & Gas, Inc. (a)(b)	94,087	1,328,508
Gulfport Energy Corp. (a)	124,553	1,158,343
HollyFrontier Corp.	138,627	8,413,273
Kosmos Energy Ltd. (a)(b)	180,394	1,269,974
Laredo Petroleum, Inc. (a)(b)	126,828	1,395,108
Murphy Oil Corp.	127,571	3,841,163
Newfield Exploration Co. (a)	155,692	4,639,622
Parsley Energy, Inc. Class A (a)	183,214	5,501,916
PBF Energy, Inc. Class A (b)	85,572	3,279,975
QEP Resources, Inc. (a)	187,366	2,282,118
Range Resources Corp. (b)	178,695	2,474,926
RSP Permian, Inc. (a)	102,732	5,096,535
SM Energy Co.	86,609	2,074,286
Southwestern Energy Co. (a)	458,739	1,880,830
Targa Resources Corp.	165,986	7,796,362
Whiting Petroleum Corp. (a)(b)	70,376	2,872,748
World Fuel Services Corp.	52,054	1,117,599
WPX Energy, Inc. (a)	309,667	5,292,209
		87,603,807

TOTAL ENERGY		107,337,854

FINANCIALS - 15.7%
Banks - 5.1%
Associated Banc-Corp.	132,325	3,499,996
Bank of Hawaii Corp.	32,939	2,773,793
Bank of the Ozarks, Inc.	94,152	4,406,314
BankUnited, Inc.	81,449	3,226,195
BOK Financial Corp.	19,514	1,964,670
Commerce Bancshares, Inc.	73,331	4,657,985
Cullen/Frost Bankers, Inc.	43,987	5,034,312
East West Bancorp, Inc.	112,470	7,492,751
First Hawaiian, Inc.	41,540	1,144,427
First Horizon National Corp.	227,718	4,167,239
FNB Corp., Pennsylvania	251,190	3,265,470
PacWest Bancorp	99,762	5,111,805
Peoples United Financial, Inc.	267,819	4,898,410
Pinnacle Financial Partners, Inc.	55,393	3,547,922
Popular, Inc.	78,728	3,644,319
Prosperity Bancshares, Inc.	51,881	3,723,499
Signature Bank (a)	42,272	5,374,885
SVB Financial Group (a)	41,040	12,295,994
Synovus Financial Corp.	92,525	4,836,282
TCF Financial Corp.	124,177	3,083,315
Webster Financial Corp.	71,633	4,311,590
Western Alliance Bancorp. (a)	76,215	4,495,161
Zions Bancorporation	152,871	8,369,687
		105,326,021
Capital Markets - 3.5%
BGC Partners, Inc. Class A	183,828	2,455,942
Cboe Global Markets, Inc.	87,442	9,337,057
E*TRADE Financial Corp. (a)	209,207	12,694,678
Eaton Vance Corp. (non-vtg.)	89,010	4,841,254
FactSet Research Systems, Inc. (b)	29,831	5,641,340
Federated Investors, Inc. Class B (non-vtg.) (b)	73,488	1,945,227
Lazard Ltd. Class A	91,807	4,996,137
Legg Mason, Inc.	65,721	2,609,124
LPL Financial	69,037	4,181,571
MarketAxess Holdings, Inc.	28,692	5,699,092
Morningstar, Inc.	14,816	1,608,721
MSCI, Inc.	69,550	10,420,677
SEI Investments Co.	103,680	6,555,686
		72,986,506
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)(b)	8,746	2,893,527
Navient Corp.	204,192	2,707,586
OneMain Holdings, Inc. (a)	55,381	1,708,504
Santander Consumer U.S.A. Holdings, Inc.	115,567	2,132,211
SLM Corp. (a)	337,191	3,870,953
		13,312,781
Diversified Financial Services - 0.4%
Voya Financial, Inc.	140,809	7,371,351
Insurance - 4.7%
Alleghany Corp.	11,620	6,677,665
American Financial Group, Inc.	54,957	6,222,232
American National Insurance Co.	5,786	698,197
Arthur J. Gallagher & Co.	140,683	9,846,403
Aspen Insurance Holdings Ltd.	46,485	1,973,288
Assurant, Inc.	40,948	3,800,793
Assured Guaranty Ltd.	90,590	3,287,511
Axis Capital Holdings Ltd.	64,077	3,761,320
Brown & Brown, Inc.	180,689	4,920,161
Erie Indemnity Co. Class A	19,301	2,253,778
Everest Re Group Ltd.	31,775	7,393,089
First American Financial Corp.	84,106	4,298,658
Hanover Insurance Group, Inc.	33,188	3,811,642
Mercury General Corp.	21,336	975,695
Old Republic International Corp.	190,743	3,891,157
ProAssurance Corp.	41,061	1,942,185
Reinsurance Group of America, Inc.	50,231	7,504,511
RenaissanceRe Holdings Ltd.	30,862	4,198,466
Torchmark Corp.	89,098	7,728,361
Validus Holdings Ltd.	60,348	4,089,784
W.R. Berkley Corp.	74,494	5,554,273
White Mountains Insurance Group Ltd.	2,791	2,415,024
		97,244,193
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	305,938	5,788,347
Chimera Investment Corp.	146,490	2,562,110
MFA Financial, Inc.	308,498	2,319,905
New Residential Investment Corp.	259,620	4,538,158
Starwood Property Trust, Inc.	199,410	4,179,634
Two Harbors Investment Corp.	135,408	2,066,326
		21,454,480
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	372,119	4,420,774
TFS Financial Corp.	41,070	612,354
		5,033,128

TOTAL FINANCIALS		322,728,460

HEALTH CARE - 7.9%
Biotechnology - 2.1%
ACADIA Pharmaceuticals, Inc. (a)(b)	76,853	1,215,046
Agios Pharmaceuticals, Inc. (a)(b)	38,611	3,239,849
Alkermes PLC (a)(b)	119,127	5,273,752
Alnylam Pharmaceuticals, Inc. (a)	68,176	6,444,677
Exelixis, Inc. (a)	228,588	4,759,202
Intercept Pharmaceuticals, Inc. (a)(b)	13,995	951,800
Intrexon Corp. (a)(b)	50,185	912,363
Ionis Pharmaceuticals, Inc. (a)(b)	96,574	4,155,579
Neurocrine Biosciences, Inc. (a)(b)	69,261	5,615,682
Opko Health, Inc. (a)(b)	259,043	787,491
Seattle Genetics, Inc. (a)(b)	82,355	4,215,752
TESARO, Inc. (a)(b)	29,026	1,477,714
United Therapeutics Corp. (a)	33,592	3,698,815
		42,747,722
Health Care Equipment & Supplies - 2.9%
Abiomed, Inc. (a)	32,081	9,654,777
DexCom, Inc. (a)(b)	66,907	4,896,254
Hill-Rom Holdings, Inc.	51,435	4,414,666
ResMed, Inc.	109,195	10,334,215
Steris PLC	65,478	6,188,981
Teleflex, Inc.	35,229	9,437,145
The Cooper Companies, Inc.	37,835	8,653,243
West Pharmaceutical Services, Inc.	57,285	5,053,110
		58,632,391
Health Care Providers & Services - 1.0%
Acadia Healthcare Co., Inc. (a)(b)	61,435	2,185,857
Brookdale Senior Living, Inc. (a)	143,997	1,042,538
Envision Healthcare Corp. (a)(b)	93,689	3,482,420
LifePoint Hospitals, Inc. (a)(b)	28,416	1,361,126
MEDNAX, Inc. (a)	71,357	3,276,000
Patterson Companies, Inc. (b)	63,717	1,483,332
Premier, Inc. (a)(b)	42,290	1,395,147
Wellcare Health Plans, Inc. (a)	34,800	7,139,568
		21,365,988
Health Care Technology - 0.5%
athenahealth, Inc. (a)(b)	30,861	3,779,547
Veeva Systems, Inc. Class A (a)	86,373	6,057,338
		9,836,885
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc. Class A (a)	16,396	4,159,829
Bio-Techne Corp.	28,901	4,361,450
Bruker Corp.	79,502	2,347,694
Charles River Laboratories International, Inc. (a)	36,834	3,837,734
PerkinElmer, Inc.	85,642	6,282,697
QIAGEN NV (a)	174,366	5,703,512
		26,692,916
Pharmaceuticals - 0.1%
Akorn, Inc. (a)	70,076	1,011,197
Endo International PLC (a)	174,279	998,619
Mallinckrodt PLC (a)(b)	74,087	963,131
		2,972,947

TOTAL HEALTH CARE		162,248,849

INDUSTRIALS - 17.0%
Aerospace & Defense - 2.0%
BWX Technologies, Inc.	73,326	4,971,503
HEICO Corp. (b)	23,943	2,103,393
HEICO Corp. Class A	47,115	3,399,347
Hexcel Corp.	69,956	4,649,975
Huntington Ingalls Industries, Inc.	34,930	8,495,325
Orbital ATK, Inc.	44,888	5,942,273
Spirit AeroSystems Holdings, Inc. Class A	90,557	7,278,066
Teledyne Technologies, Inc. (a)	27,261	5,100,260
		41,940,142
Air Freight & Logistics - 0.4%
XPO Logistics, Inc. (a)(b)	92,705	9,007,218
Airlines - 0.8%
Alaska Air Group, Inc.	94,184	6,115,367
Copa Holdings SA Class A	24,325	2,850,160
JetBlue Airways Corp. (a)	250,883	4,814,445
Spirit Airlines, Inc. (a)(b)	53,400	1,907,448
		15,687,420
Building Products - 1.7%
A.O. Smith Corp.	112,555	6,905,249
Allegion PLC	74,609	5,758,323
Armstrong World Industries, Inc. (a)	34,473	1,930,488
Fortune Brands Home & Security, Inc.	118,515	6,481,585
Lennox International, Inc.	29,978	5,796,846
Owens Corning	86,788	5,683,746
USG Corp. (a)	66,609	2,679,680
		35,235,917
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc. (a)	40,952	1,875,602
Copart, Inc. (a)	155,312	7,933,337
KAR Auction Services, Inc.	105,757	5,498,306
Pitney Bowes, Inc.	145,682	1,488,870
Rollins, Inc.	74,776	3,628,132
		20,424,247
Construction & Engineering - 1.1%
AECOM (a)	124,094	4,273,797
Fluor Corp.	109,370	6,447,362
Jacobs Engineering Group, Inc.	96,871	5,627,236
Quanta Services, Inc. (a)	115,792	3,763,240
Valmont Industries, Inc.	17,311	2,459,893
		22,571,528
Electrical Equipment - 0.7%
Hubbell, Inc. Class B	42,677	4,432,433
Regal Beloit Corp.	34,439	2,452,057
Sensata Technologies, Inc. PLC (a)(b)	132,386	6,714,618
		13,599,108
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	47,560	5,123,639
ITT, Inc.	69,416	3,393,748
		8,517,387
Machinery - 4.7%
AGCO Corp.	52,127	3,267,320
Allison Transmission Holdings, Inc.	97,404	3,797,782
Colfax Corp. (a)	69,147	2,144,248
Crane Co.	39,054	3,266,477
Donaldson Co., Inc.	101,759	4,503,853
Flowserve Corp. (b)	102,102	4,534,350
Gardner Denver Holdings, Inc.	57,750	1,826,633
Gates Industrial Corp. PLC (a)	34,765	544,420
Graco, Inc.	130,642	5,746,942
IDEX Corp.	59,731	7,983,645
Lincoln Electric Holdings, Inc.	46,090	3,819,478
Middleby Corp. (a)(b)	43,045	5,416,783
Nordson Corp.	44,986	5,785,200
Oshkosh Corp.	58,294	4,206,495
Snap-On, Inc. (b)	44,313	6,436,463
Terex Corp.	60,810	2,220,781
Timken Co.	54,053	2,310,766
Toro Co.	82,469	4,815,365
Trinity Industries, Inc.	117,531	3,745,713
WABCO Holdings, Inc. (a)	39,590	5,106,714
Wabtec Corp.	67,052	5,954,888
Xylem, Inc.	140,309	10,228,526
		97,662,842
Marine - 0.2%
Kirby Corp. (a)	41,670	3,554,451
Professional Services - 1.6%
CoStar Group, Inc. (a)	27,734	10,168,948
Dun & Bradstreet Corp.	28,914	3,334,073
Manpower, Inc.	51,759	4,954,371
Robert Half International, Inc.	95,083	5,776,292
TransUnion Holding Co., Inc. (a)	140,730	9,134,784
		33,368,468
Road & Rail - 0.8%
AMERCO	3,927	1,325,441
Genesee & Wyoming, Inc. Class A (a)	47,646	3,392,395
Landstar System, Inc.	32,653	3,319,177
Old Dominion Freight Lines, Inc.	47,864	6,407,075
Ryder System, Inc.	41,132	2,773,531
		17,217,619
Trading Companies & Distributors - 1.5%
Air Lease Corp. Class A	75,456	3,145,761
HD Supply Holdings, Inc. (a)	146,205	5,659,596
MSC Industrial Direct Co., Inc. Class A	34,421	2,975,351
United Rentals, Inc. (a)	66,065	9,909,750
Univar, Inc. (a)	88,804	2,447,438
Watsco, Inc.	23,665	3,961,994
WESCO International, Inc. (a)	36,751	2,188,522
		30,288,412
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC (b)	62,504	2,368,902

TOTAL INDUSTRIALS		351,443,661

INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	42,030	11,119,037
Arris International PLC (a)	138,485	3,739,095
CommScope Holding Co., Inc. (a)	147,705	5,645,285
EchoStar Holding Corp. Class A (a)	36,894	1,938,411
		22,441,828
Electronic Equipment & Components - 3.4%
ADT, Inc.	82,471	734,817
Arrow Electronics, Inc. (a)	68,308	5,105,340
Avnet, Inc.	94,160	3,693,897
CDW Corp.	116,912	8,334,656
Cognex Corp.	129,810	6,003,713
Coherent, Inc. (a)	19,113	3,215,189
Dolby Laboratories, Inc. Class A	44,933	2,687,892
FLIR Systems, Inc.	107,970	5,781,794
IPG Photonics Corp. (a)	28,102	5,986,569
Jabil, Inc.	134,940	3,589,404
Keysight Technologies, Inc. (a)	146,485	7,570,345
National Instruments Corp.	83,275	3,405,115
Trimble, Inc. (a)	192,955	6,676,243
Universal Display Corp. (b)	32,532	2,864,443
Zebra Technologies Corp. Class A (a)	40,891	5,513,334
		71,162,751
Internet Software & Services - 1.4%
GoDaddy, Inc. (a)	98,318	6,347,410
IAC/InterActiveCorp (a)	54,592	8,851,547
LogMeIn, Inc.	40,556	4,469,271
Match Group, Inc. (a)(b)	28,592	1,347,255
Pandora Media, Inc. (a)(b)	188,883	1,059,634
Zillow Group, Inc.:
Class A (a)	42,202	2,041,311
Class C (a)(b)	84,549	4,099,781
		28,216,209
IT Services - 3.5%
Booz Allen Hamilton Holding Corp. Class A	111,292	4,410,502
Broadridge Financial Solutions, Inc.	91,679	9,828,906
Conduent, Inc. (a)	148,356	2,887,008
CoreLogic, Inc. (a)	64,304	3,183,048
Euronet Worldwide, Inc. (a)	39,243	3,065,271
Gartner, Inc. (a)(b)	68,553	8,314,793
Genpact Ltd.	118,831	3,789,521
Jack Henry & Associates, Inc.	60,566	7,236,426
Leidos Holdings, Inc.	111,188	7,141,605
Sabre Corp.	172,756	3,565,684
Square, Inc. (a)(b)	190,199	9,004,021
Teradata Corp. (a)(b)	94,565	3,869,600
WEX, Inc. (a)	30,652	4,963,172
		71,259,557
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)(b)	658,736	7,167,048
Cavium, Inc. (a)	52,462	3,935,175
Cypress Semiconductor Corp.	260,614	3,799,752
First Solar, Inc. (a)	63,771	4,522,002
Marvell Technology Group Ltd.	311,583	6,250,355
Microsemi Corp. (a)	91,835	5,940,806
ON Semiconductor Corp. (a)	326,448	7,207,972
Teradyne, Inc.	153,261	4,988,646
Versum Materials, Inc.	85,003	2,990,406
		46,802,162
Software - 4.9%
ANSYS, Inc. (a)	66,782	10,795,978
Atlassian Corp. PLC (a)(b)	71,630	4,009,847
Black Knight, Inc. (a)	99,098	4,821,118
Cadence Design Systems, Inc. (a)	216,877	8,688,093
FireEye, Inc. (a)(b)	141,922	2,561,692
Fortinet, Inc. (a)	113,902	6,305,615
Guidewire Software, Inc. (a)(b)	59,139	5,004,342
Manhattan Associates, Inc. (a)(b)	52,842	2,275,377
Nuance Communications, Inc. (a)	229,203	3,373,868
Parametric Technology Corp. (a)	89,728	7,389,101
Splunk, Inc. (a)	110,129	11,304,742
SS&C Technologies Holdings, Inc.	152,053	7,549,431
Tableau Software, Inc. (a)	50,082	4,259,474
Take-Two Interactive Software, Inc. (a)	87,306	8,705,281
Tyler Technologies, Inc. (a)	27,316	5,980,019
Ultimate Software Group, Inc. (a)(b)	22,251	5,338,460
Zynga, Inc. (a)	601,801	2,076,213
		100,438,651
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp. (a)	94,315	2,902,073

TOTAL INFORMATION TECHNOLOGY		343,223,231

MATERIALS - 7.0%
Chemicals - 2.7%
Ashland Global Holdings, Inc.	48,451	3,206,487
Axalta Coating Systems Ltd. (a)	166,273	5,137,836
Cabot Corp.	47,291	2,641,675
CF Industries Holdings, Inc.	182,434	7,078,439
Huntsman Corp.	157,067	4,675,885
NewMarket Corp.	5,772	2,190,763
Olin Corp.	128,976	3,893,785
Platform Specialty Products Corp. (a)	172,984	1,741,949
RPM International, Inc.	102,581	4,954,662
The Chemours Co. LLC	144,540	6,997,181
The Scotts Miracle-Gro Co. Class A (b)	32,831	2,744,015
Valvoline, Inc.	156,505	3,173,921
W.R. Grace & Co.	53,303	3,648,057
Westlake Chemical Corp.	27,841	2,978,152
		55,062,807
Construction Materials - 0.2%
Eagle Materials, Inc.	36,692	3,631,040
Containers & Packaging - 2.5%
Aptargroup, Inc.	47,883	4,477,061
Ardagh Group SA	14,476	294,152
Avery Dennison Corp.	69,068	7,239,017
Bemis Co., Inc.	70,636	3,056,420
Berry Global Group, Inc. (a)	102,658	5,646,190
Crown Holdings, Inc. (a)	101,307	5,049,141
Graphic Packaging Holding Co.	242,279	3,464,590
Owens-Illinois, Inc. (a)	126,936	2,580,609
Packaging Corp. of America	73,086	8,455,319
Sealed Air Corp.	140,291	6,151,760
Silgan Holdings, Inc.	58,000	1,628,060
Sonoco Products Co.	76,660	3,937,258
		51,979,577
Metals & Mining - 1.5%
Alcoa Corp. (a)	144,641	7,405,619
Reliance Steel & Aluminum Co.	55,381	4,869,098
Royal Gold, Inc.	50,871	4,517,345
Steel Dynamics, Inc.	178,378	7,993,118
Tahoe Resources, Inc.	241,311	1,215,999
United States Steel Corp.	136,389	4,614,040
		30,615,219
Paper & Forest Products - 0.1%
Domtar Corp.	48,676	2,136,876

TOTAL MATERIALS		143,425,519

REAL ESTATE - 10.8%
Equity Real Estate Investment Trusts (REITs) - 10.0%
Alexandria Real Estate Equities, Inc.	78,306	9,754,578
American Campus Communities, Inc.	106,998	4,184,692
American Homes 4 Rent Class A	187,595	3,789,419
Apartment Investment & Management Co. Class A	122,464	4,972,038
Apple Hospitality (REIT), Inc.	164,166	2,953,346
Brandywine Realty Trust (SBI)	135,004	2,174,914
Brixmor Property Group, Inc.	238,802	3,555,762
Camden Property Trust (SBI)	71,069	6,069,293
Colony NorthStar, Inc. (b)	420,977	2,572,169
Columbia Property Trust, Inc.	93,624	1,999,809
CoreSite Realty Corp.	26,520	2,760,732
Corporate Office Properties Trust (SBI)	77,840	2,141,378
Corrections Corp. of America	92,109	1,856,917
CubeSmart	140,776	4,144,445
CyrusOne, Inc.	70,530	3,779,703
DCT Industrial Trust, Inc.	72,959	4,783,922
DDR Corp.	241,862	1,753,500
Douglas Emmett, Inc.	124,426	4,637,357
Duke Realty Corp.	278,196	7,539,112
Empire State Realty Trust, Inc.	100,621	1,752,818
EPR Properties	49,073	2,699,996
Equity Commonwealth (a)	94,161	2,918,049
Equity Lifestyle Properties, Inc.	64,899	5,786,395
Forest City Realty Trust, Inc. Class A	197,083	3,953,485
Gaming & Leisure Properties	157,085	5,383,303
Healthcare Trust of America, Inc.	158,504	3,961,015
Highwoods Properties, Inc. (SBI)	79,507	3,499,898
Hospitality Properties Trust (SBI)	126,927	3,157,944
Hudson Pacific Properties, Inc.	122,134	4,014,545
Invitation Homes, Inc. (b)	229,230	5,304,382
Iron Mountain, Inc.	220,470	7,482,752
Kilroy Realty Corp.	75,452	5,407,645
Lamar Advertising Co. Class A	64,799	4,128,344
Liberty Property Trust (SBI)	115,046	4,811,224
Life Storage, Inc.	35,812	3,167,213
Medical Properties Trust, Inc.	283,072	3,617,660
National Retail Properties, Inc.	120,128	4,569,669
Omega Healthcare Investors, Inc.	152,174	3,953,481
Outfront Media, Inc.	108,264	2,029,950
Paramount Group, Inc.	160,886	2,308,714
Park Hotels & Resorts, Inc.	139,519	4,015,357
Piedmont Office Realty Trust, Inc. Class A	110,894	1,987,220
Rayonier, Inc.	100,552	3,739,529
Regency Centers Corp.	116,673	6,866,206
Retail Properties America, Inc.	171,617	1,980,460
Senior Housing Properties Trust (SBI)	184,017	2,865,145
Spirit Realty Capital, Inc.	356,466	2,869,551
Store Capital Corp.	133,361	3,364,698
Sun Communities, Inc.	60,019	5,632,783
Tanger Factory Outlet Centers, Inc.	72,020	1,580,839
Taubman Centers, Inc.	46,133	2,582,525
Uniti Group, Inc. (b)	129,429	2,332,311
Weingarten Realty Investors (SBI)	93,868	2,578,554
WP Carey, Inc.	82,509	5,268,200
		206,994,946
Real Estate Management & Development - 0.8%
Howard Hughes Corp. (a)	28,598	3,869,309
Jones Lang LaSalle, Inc.	35,314	5,986,076
Realogy Holdings Corp. (b)	103,780	2,574,782
VICI Properties, Inc.	213,501	3,881,448
		16,311,615

TOTAL REAL ESTATE		223,306,561

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc. (a)	145,425	5,278,928
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	75,679	2,068,307
U.S. Cellular Corp. (a)	10,939	432,856
		2,501,163

TOTAL TELECOMMUNICATION SERVICES		7,780,091

UTILITIES - 3.8%
Electric Utilities - 2.0%
Alliant Energy Corp.	181,102	7,778,331
Great Plains Energy, Inc.	168,642	5,519,653
Hawaiian Electric Industries, Inc.	84,649	2,936,474
OGE Energy Corp.	156,104	5,131,138
Pinnacle West Capital Corp.	87,010	7,004,305
Vistra Energy Corp. (a)(b)	254,139	5,807,076
Westar Energy, Inc.	110,946	6,011,054
		40,188,031
Gas Utilities - 0.8%
Atmos Energy Corp.	84,992	7,384,955
National Fuel Gas Co.	62,892	3,229,504
UGI Corp.	135,263	6,545,377
		17,159,836
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	234,236	7,261,316
Multi-Utilities - 0.4%
MDU Resources Group, Inc.	151,938	4,280,093
Vectren Corp.	65,060	4,571,766
		8,851,859
Water Utilities - 0.2%
Aqua America, Inc.	139,139	4,890,736

TOTAL UTILITIES		78,351,778

TOTAL COMMON STOCKS
(Cost $1,823,875,754)		2,057,953,679
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.31% to 1.9% 5/10/18 to 9/27/18 (c)
(Cost $1,095,166)	1,100,000	1,095,065
	Shares	Value

Money Market Funds - 11.6%
Fidelity Cash Central Fund, 1.74% (d)	17,993,615	$17,997,213
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	221,945,220	221,967,414
TOTAL MONEY MARKET FUNDS
(Cost $239,964,627)		239,964,627
TOTAL INVESTMENT IN SECURITIES - 111.6%
(Cost $2,064,935,547)		2,299,013,371
NET OTHER ASSETS (LIABILITIES) - (11.6)%		(239,004,404)
NET ASSETS - 100%		$2,060,008,967

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	10	June 2018	$1,872,100	$32,607	$32,607

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $785,952.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$127,501
Fidelity Securities Lending Cash Central Fund	342,848
Total	$470,349

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$262,742,330	$262,742,330	$--	$--
Consumer Staples	55,365,345	55,365,345	--	--
Energy	107,337,854	107,337,854	--	--
Financials	322,728,460	322,728,460	--	--
Health Care	162,248,849	162,248,849	--	--
Industrials	351,443,661	351,443,661	--	--
Information Technology	343,223,231	343,223,231	--	--
Materials	143,425,519	143,425,519	--	--
Real Estate	223,306,561	223,306,561	--	--
Telecommunication Services	7,780,091	7,780,091	--	--
Utilities	78,351,778	78,351,778	--	--
U.S. Government and Government Agency Obligations	1,095,065	--	1,095,065	--
Money Market Funds	239,964,627	239,964,627	--	--
Total Investments in Securities:	$2,299,013,371	$2,297,918,306	$1,095,065	$--
Derivative Instruments:
Assets
Futures Contracts	$32,607	$32,607	$--	$--
Total Assets	$32,607	$32,607	$--	$--
Total Derivative Instruments:	$32,607	$32,607	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Quality Index Fund

April 30, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV4-QTLY-0618
1.9867677.102

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.6%
Aptiv PLC	319,267	$27,003,603
Lear Corp.	67,698	12,657,495
		39,661,098
Distributors - 0.2%
Genuine Parts Co. (a)	152,457	13,465,002
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc.	120,522	11,191,673
Starbucks Corp.	2,027,912	116,746,894
		127,938,567
Household Durables - 0.4%
Garmin Ltd.	124,285	7,291,801
Leggett & Platt, Inc. (a)	135,779	5,505,838
NVR, Inc. (b)	4,164	12,908,400
		25,706,039
Internet & Direct Marketing Retail - 1.8%
The Booking Holdings, Inc. (b)	51,974	113,199,372
Leisure Products - 0.2%
Hasbro, Inc.	117,896	10,385,459
Media - 3.3%
CBS Corp. Class B	389,632	19,169,894
Interpublic Group of Companies, Inc.	392,470	9,258,367
Omnicom Group, Inc. (a)	256,841	18,918,908
The Walt Disney Co.	1,556,744	156,188,126
		203,535,295
Multiline Retail - 0.5%
Dollar General Corp.	270,098	26,072,560
Nordstrom, Inc. (a)	126,733	6,407,620
		32,480,180
Specialty Retail - 4.6%
Best Buy Co., Inc.	292,358	22,374,158
Gap, Inc.	255,482	7,470,294
Lowe's Companies, Inc.	962,551	79,343,079
O'Reilly Automotive, Inc. (b)	124,048	31,764,971
Ross Stores, Inc.	536,940	43,411,599
TJX Companies, Inc.	914,892	77,628,586
Tractor Supply Co.	153,255	10,421,340
Ulta Beauty, Inc. (b)	71,117	17,843,966
		290,257,993
Textiles, Apparel & Luxury Goods - 2.6%
lululemon athletica, Inc. (b)	109,084	10,886,583
Michael Kors Holdings Ltd. (b)	196,289	13,430,093
NIKE, Inc. Class B	1,583,860	108,320,185
VF Corp.	387,274	31,318,848
		163,955,709

TOTAL CONSUMER DISCRETIONARY		1,020,584,714

CONSUMER STAPLES - 9.5%
Beverages - 3.2%
Brown-Forman Corp. Class B (non-vtg.)	327,799	18,369,856
Dr. Pepper Snapple Group, Inc.	169,637	20,349,655
Monster Beverage Corp. (b)	408,541	22,469,755
PepsiCo, Inc.	1,384,601	139,761,625
		200,950,891
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	451,541	89,025,824
Food Products - 0.7%
Campbell Soup Co. (a)	215,664	8,794,778
General Mills, Inc.	593,586	25,963,452
Hormel Foods Corp. (a)	302,073	10,950,146
		45,708,376
Household Products - 1.2%
Church & Dwight Co., Inc.	252,550	11,667,810
Kimberly-Clark Corp.	602,408	62,373,324
		74,041,134
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	244,157	36,157,210
Tobacco - 2.4%
Altria Group, Inc.	2,675,711	150,134,144

TOTAL CONSUMER STAPLES		596,017,579

FINANCIALS - 1.9%
Capital Markets - 1.2%
Eaton Vance Corp. (non-vtg.)	123,521	6,718,307
Franklin Resources, Inc.	313,730	10,553,877
SEI Investments Co.	153,101	9,680,576
T. Rowe Price Group, Inc.	285,888	32,539,772
TD Ameritrade Holding Corp.	241,432	14,024,785
		73,517,317
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	529,877	43,184,976

TOTAL FINANCIALS		116,702,293

HEALTH CARE - 12.4%
Biotechnology - 3.1%
Biogen, Inc. (b)	232,636	63,649,210
Gilead Sciences, Inc.	1,383,092	99,900,735
Regeneron Pharmaceuticals, Inc. (b)	77,792	23,623,875
United Therapeutics Corp. (b)	48,296	5,317,873
		192,491,693
Health Care Equipment & Supplies - 2.0%
Align Technology, Inc. (b)	82,545	20,623,868
Edwards Lifesciences Corp. (b)	229,334	29,207,978
Intuitive Surgical, Inc. (b)	110,930	48,895,725
ResMed, Inc.	133,724	12,655,639
Varian Medical Systems, Inc. (b)	96,986	11,210,612
		122,593,822
Health Care Providers & Services - 0.7%
Henry Schein, Inc. (a)(b)	155,846	11,844,296
McKesson Corp.	199,896	31,225,754
		43,070,050
Health Care Technology - 0.3%
Cerner Corp. (b)	287,351	16,738,196
Life Sciences Tools & Services - 0.5%
Mettler-Toledo International, Inc. (b)	31,795	17,802,974
Waters Corp. (b)	75,471	14,219,491
		32,022,465
Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	1,670,415	87,078,734
Johnson & Johnson	2,208,440	279,345,576
		366,424,310

TOTAL HEALTH CARE		773,340,536

INDUSTRIALS - 12.6%
Aerospace & Defense - 3.0%
General Dynamics Corp.	281,578	56,684,467
Huntington Ingalls Industries, Inc.	50,224	12,214,979
Northrop Grumman Corp.	183,330	59,039,593
Raytheon Co.	280,410	57,467,225
		185,406,264
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (a)	153,754	14,149,981
Expeditors International of Washington, Inc.	195,740	12,499,956
		26,649,937
Airlines - 0.1%
Southwest Airlines Co.	148,247	7,831,889
Building Products - 0.1%
A.O. Smith Corp.	153,035	9,388,697
Commercial Services & Supplies - 0.1%
Rollins, Inc. (a)	120,075	5,826,039
Electrical Equipment - 0.8%
Acuity Brands, Inc. (a)	42,989	5,148,793
Fortive Corp.	282,769	19,881,488
Rockwell Automation, Inc.	146,907	24,170,609
		49,200,890
Industrial Conglomerates - 4.0%
3M Co.	753,209	146,416,298
Honeywell International, Inc.	710,387	102,778,791
		249,195,089
Machinery - 1.5%
Cummins, Inc.	161,954	25,889,966
Illinois Tool Works, Inc.	331,628	47,097,809
Middleby Corp. (a)(b)	56,635	7,126,948
Snap-On, Inc. (a)	57,985	8,422,321
WABCO Holdings, Inc. (b)	51,996	6,706,964
		95,244,008
Professional Services - 0.1%
Robert Half International, Inc.	152,653	9,273,670
Road & Rail - 2.0%
J.B. Hunt Transport Services, Inc.	95,920	11,263,886
Old Dominion Freight Lines, Inc.	61,527	8,236,004
Union Pacific Corp.	768,587	102,706,281
		122,206,171
Trading Companies & Distributors - 0.5%
Fastenal Co. (a)	329,178	16,455,608
W.W. Grainger, Inc. (a)	53,163	14,957,410
		31,413,018

TOTAL INDUSTRIALS		791,635,672

INFORMATION TECHNOLOGY - 43.4%
Communications Equipment - 0.2%
F5 Networks, Inc. (b)	79,485	12,963,209
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	299,088	25,036,656
CDW Corp.	154,268	10,997,766
Cognex Corp.	173,260	8,013,275
IPG Photonics Corp. (b)	39,015	8,311,365
TE Connectivity Ltd.	339,216	31,123,068
		83,482,130
Internet Software & Services - 5.1%
Alphabet, Inc.:
Class A (b)	144,777	147,466,957
Class C (b)	152,021	154,655,524
MercadoLibre, Inc.	45,375	15,409,804
		317,532,285
IT Services - 14.5%
Accenture PLC Class A	868,295	131,286,204
Automatic Data Processing, Inc.	588,348	69,472,132
Broadridge Financial Solutions, Inc.	122,091	13,089,376
Fiserv, Inc. (b)	416,681	29,526,016
IBM Corp.	1,044,965	151,478,126
Jack Henry & Associates, Inc.	86,879	10,380,303
MasterCard, Inc. Class A	1,373,128	244,787,529
Paychex, Inc.	458,989	27,800,964
Visa, Inc. Class A	1,807,606	229,349,049
		907,169,699
Semiconductors & Semiconductor Equipment - 10.5%
Applied Materials, Inc.	1,229,078	61,048,304
Intel Corp.	4,651,854	240,128,703
KLA-Tencor Corp.	183,277	18,646,602
Maxim Integrated Products, Inc.	285,209	15,543,891
NVIDIA Corp.	708,663	159,378,309
Skyworks Solutions, Inc.	205,632	17,840,632
Texas Instruments, Inc.	1,265,363	128,345,769
Xilinx, Inc.	252,139	16,197,409
		657,129,619
Software - 7.0%
Cadence Design Systems, Inc. (b)	261,587	10,479,175
Citrix Systems, Inc. (b)	149,850	15,421,064
Intuit, Inc.	365,391	67,520,603
Microsoft Corp.	3,690,902	345,173,157
		438,593,999
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	1,792,035	296,151,704

TOTAL INFORMATION TECHNOLOGY		2,713,022,645

MATERIALS - 2.8%
Chemicals - 2.7%
Celanese Corp. Class A	131,402	14,279,455
International Flavors & Fragrances, Inc.	75,615	10,681,375
LyondellBasell Industries NV Class A	429,672	45,429,221
Monsanto Co.	431,035	54,038,858
Sherwin-Williams Co.	113,002	41,546,315
		165,975,224
Containers & Packaging - 0.1%
Avery Dennison Corp.	90,472	9,482,370

TOTAL MATERIALS		175,457,594

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Public Storage	177,771	35,870,632
TOTAL COMMON STOCKS
(Cost $5,065,864,498)		6,222,631,665
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $998,343)	1,000,000	997,613
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.74% (d)	24,382,427	$24,387,303
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	126,204,374	126,216,995
TOTAL MONEY MARKET FUNDS
(Cost $150,604,438)		150,604,298
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $5,217,467,279)		6,374,233,576
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(120,909,185)
NET ASSETS - 100%		$6,253,324,391

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	234	June 2018	$30,969,900	$246,100	$246,100

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $997,613.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$246,741
Fidelity Securities Lending Cash Central Fund	72,001
Total	318,742

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,020,584,714	$1,020,584,714	$--	$--
Consumer Staples	596,017,579	596,017,579	--	--
Financials	116,702,293	116,702,293	--	--
Health Care	773,340,536	773,340,536	--	--
Industrials	791,635,672	791,635,672	--	--
Information Technology	2,713,022,645	2,713,022,645	--	--
Materials	175,457,594	175,457,594	--	--
Real Estate	35,870,632	35,870,632	--	--
U.S. Government and Government Agency Obligations	997,613	--	997,613	--
Money Market Funds	150,604,298	150,604,298	--	--
Total Investments in Securities:	$6,374,233,576	$6,373,235,963	$997,613	$--
Derivative Instruments:
Assets
Futures Contracts	$246,100	$246,100	$--	$--
Total Assets	$246,100	$246,100	$--	$--
Total Derivative Instruments:	$246,100	$246,100	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Large Cap Index Fund

April 30, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV9-QTLY-0618
1.9867777.102

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.2%
Aptiv PLC	147,965	$12,514,880
BorgWarner, Inc.	110,160	5,391,230
The Goodyear Tire & Rubber Co.	133,768	3,358,914
		21,265,024
Automobiles - 0.4%
Ford Motor Co.	2,172,111	24,414,528
General Motors Co.	702,835	25,822,158
Harley-Davidson, Inc. (a)	93,738	3,855,444
		54,092,130
Distributors - 0.1%
Genuine Parts Co.	81,671	7,213,183
LKQ Corp. (b)	172,306	5,344,932
		12,558,115
Diversified Consumer Services - 0.0%
H&R Block, Inc.	116,360	3,217,354
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	225,961	14,249,101
Chipotle Mexican Grill, Inc. (b)	13,679	5,790,731
Darden Restaurants, Inc.	68,759	6,384,961
Hilton Worldwide Holdings, Inc.	157,608	12,425,815
Marriott International, Inc. Class A	167,114	22,841,142
McDonald's Corp.	443,708	74,294,468
MGM Mirage, Inc.	283,712	8,914,231
Norwegian Cruise Line Holdings Ltd. (b)	114,762	6,136,324
Royal Caribbean Cruises Ltd.	95,176	10,297,091
Starbucks Corp.	782,190	45,030,678
Wyndham Worldwide Corp.	55,506	6,339,340
Wynn Resorts Ltd.	47,086	8,766,942
Yum! Brands, Inc.	185,074	16,119,945
		237,590,769
Household Durables - 0.4%
D.R. Horton, Inc.	190,402	8,404,344
Garmin Ltd.	61,573	3,612,488
Leggett & Platt, Inc. (a)	73,606	2,984,723
Lennar Corp. Class A	151,990	8,038,751
Mohawk Industries, Inc. (b)	35,210	7,389,875
Newell Brands, Inc.	270,059	7,461,730
PulteGroup, Inc.	146,692	4,453,569
Whirlpool Corp. (a)	39,344	6,096,353
		48,441,833
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. (b)	223,644	350,255,578
Expedia, Inc.	68,098	7,840,804
Netflix, Inc. (b)	241,533	75,469,401
The Booking Holdings, Inc. (b)	27,145	59,121,810
TripAdvisor, Inc. (a)(b)	60,403	2,260,280
		494,947,873
Leisure Products - 0.1%
Hasbro, Inc.	62,895	5,540,421
Mattel, Inc. (a)	191,427	2,833,120
		8,373,541
Media - 2.4%
CBS Corp. Class B	192,109	9,451,763
Charter Communications, Inc. Class A (b)	103,548	28,091,537
Comcast Corp. Class A	2,579,853	80,981,586
Discovery Communications, Inc.:
Class A (a)(b)	86,612	2,048,374
Class C (non-vtg.) (b)	189,311	4,206,490
DISH Network Corp. Class A (b)	126,924	4,258,300
Interpublic Group of Companies, Inc.	213,993	5,048,095
News Corp.:
Class A	213,168	3,406,425
Class B	67,779	1,101,409
Omnicom Group, Inc. (a)	128,166	9,440,708
The Walt Disney Co.	836,937	83,969,889
Time Warner, Inc.	434,060	41,148,888
Twenty-First Century Fox, Inc.:
Class A	586,656	21,448,143
Class B	244,449	8,817,275
Viacom, Inc. Class B (non-vtg.)	196,427	5,924,238
		309,343,120
Multiline Retail - 0.5%
Dollar General Corp.	143,593	13,861,032
Dollar Tree, Inc. (b)	131,967	12,654,316
Kohl's Corp. (a)	93,512	5,808,965
Macy's, Inc. (a)	169,650	5,271,026
Nordstrom, Inc. (a)	65,063	3,289,585
Target Corp.	302,549	21,965,057
		62,849,981
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	41,178	4,712,822
AutoZone, Inc. (b)	15,169	9,473,344
Best Buy Co., Inc.	141,555	10,833,204
CarMax, Inc. (a)(b)	100,660	6,291,250
Foot Locker, Inc.	67,464	2,906,349
Gap, Inc.	121,250	3,545,350
Home Depot, Inc.	649,964	120,113,347
L Brands, Inc. (a)	136,683	4,771,604
Lowe's Companies, Inc.	461,953	38,078,786
O'Reilly Automotive, Inc. (b)	46,573	11,925,948
Ross Stores, Inc.	212,703	17,197,038
Tiffany & Co., Inc.	56,721	5,832,620
TJX Companies, Inc.	351,937	29,861,854
Tractor Supply Co.	69,640	4,735,520
Ulta Beauty, Inc. (b)	32,251	8,092,098
		278,371,134
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (a)	200,506	3,703,346
Michael Kors Holdings Ltd. (b)	84,644	5,791,342
NIKE, Inc. Class B	722,390	49,404,252
PVH Corp.	42,819	6,836,910
Ralph Lauren Corp.	30,842	3,387,994
Tapestry, Inc.	158,562	8,525,879
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	103,126	1,831,518
Class C (non-vtg.) (a)(b)	102,604	1,574,971
VF Corp.	183,261	14,820,317
		95,876,529

TOTAL CONSUMER DISCRETIONARY		1,626,927,403

CONSUMER STAPLES - 7.3%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	145,571	8,157,799
Constellation Brands, Inc. Class A (sub. vtg.)	95,388	22,237,804
Dr. Pepper Snapple Group, Inc.	100,044	12,001,278
Molson Coors Brewing Co. Class B	102,914	7,331,593
Monster Beverage Corp. (b)	230,140	12,657,700
PepsiCo, Inc.	791,555	79,899,562
The Coca-Cola Co.	2,136,942	92,337,264
		234,623,000
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	244,402	48,186,298
CVS Health Corp.	564,683	39,431,814
Kroger Co.	490,561	12,357,232
Sysco Corp.	267,258	16,714,315
Walgreens Boots Alliance, Inc.	474,206	31,510,989
Walmart, Inc.	807,936	71,470,019
		219,670,667
Food Products - 1.1%
Archer Daniels Midland Co.	311,274	14,125,614
Campbell Soup Co. (a)	107,084	4,366,886
ConAgra Foods, Inc.	223,006	8,266,832
General Mills, Inc.	316,727	13,853,639
Hormel Foods Corp. (a)	150,333	5,449,571
Kellogg Co.	138,560	8,161,184
McCormick & Co., Inc. (non-vtg.) (a)	67,402	7,104,845
Mondelez International, Inc.	827,838	32,699,601
The Hershey Co.	78,408	7,208,832
The J.M. Smucker Co. (a)	63,222	7,212,366
The Kraft Heinz Co.	332,425	18,742,122
Tyson Foods, Inc. Class A	165,641	11,611,434
		138,802,926
Household Products - 1.3%
Church & Dwight Co., Inc.	135,778	6,272,944
Clorox Co.	72,024	8,441,213
Colgate-Palmolive Co.	487,200	31,780,056
Kimberly-Clark Corp.	195,201	20,211,112
Procter & Gamble Co.	1,403,178	101,505,897
		168,211,222
Personal Products - 0.2%
Coty, Inc. Class A (a)	262,810	4,559,754
Estee Lauder Companies, Inc. Class A	124,990	18,509,769
		23,069,523
Tobacco - 1.0%
Altria Group, Inc.	1,057,783	59,352,204
Philip Morris International, Inc.	864,472	70,886,704
		130,238,908

TOTAL CONSUMER STAPLES		914,616,246

ENERGY - 6.2%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A (a)	235,207	8,493,325
Halliburton Co.	485,650	25,734,594
Helmerich & Payne, Inc. (a)	60,596	4,214,452
National Oilwell Varco, Inc. (a)	211,529	8,179,826
Schlumberger Ltd.	770,290	52,811,082
TechnipFMC PLC (a)	244,037	8,043,460
		107,476,739
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	286,830	19,309,396
Andeavor	78,738	10,891,040
Apache Corp. (a)	212,310	8,694,095
Cabot Oil & Gas Corp.	256,470	6,132,198
Chevron Corp.	1,063,236	133,021,456
Cimarex Energy Co.	53,122	5,343,542
Concho Resources, Inc. (a)(b)	82,971	13,043,871
ConocoPhillips Co.	653,765	42,821,608
Devon Energy Corp.	292,826	10,638,369
EOG Resources, Inc.	322,067	38,058,657
EQT Corp.	136,271	6,839,441
Exxon Mobil Corp.	2,358,439	183,368,632
Hess Corp.	149,052	8,494,473
Kinder Morgan, Inc. (a)	1,055,984	16,705,667
Marathon Oil Corp.	472,917	8,630,735
Marathon Petroleum Corp.	264,045	19,779,611
Newfield Exploration Co. (b)	111,167	3,312,777
Noble Energy, Inc.	273,951	9,267,762
Occidental Petroleum Corp.	425,878	32,903,334
ONEOK, Inc.	228,557	13,763,703
Phillips 66 Co.	233,689	26,011,923
Pioneer Natural Resources Co.	94,789	19,104,723
Range Resources Corp. (a)	125,888	1,743,549
The Williams Companies, Inc.	460,483	11,848,228
Valero Energy Corp.	241,106	26,745,889
		676,474,679

TOTAL ENERGY		783,951,418

FINANCIALS - 14.6%
Banks - 6.4%
Bank of America Corp.	5,325,048	159,325,436
BB&T Corp.	432,676	22,845,293
Citigroup, Inc.	1,430,487	97,659,347
Citizens Financial Group, Inc.	271,245	11,253,955
Comerica, Inc.	96,186	9,097,272
Fifth Third Bancorp	386,169	12,809,226
Huntington Bancshares, Inc.	613,554	9,148,090
JPMorgan Chase & Co.	1,910,211	207,792,753
KeyCorp	590,374	11,760,250
M&T Bank Corp.	83,587	15,235,402
Peoples United Financial, Inc.	193,202	3,533,665
PNC Financial Services Group, Inc.	262,485	38,220,441
Regions Financial Corp.	624,815	11,684,041
SunTrust Banks, Inc.	260,653	17,411,620
SVB Financial Group (b)	29,429	8,817,223
U.S. Bancorp	873,468	44,066,461
Wells Fargo & Co.	2,443,439	126,961,090
Zions Bancorporation	109,378	5,988,446
		813,610,011
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	30,330	5,000,204
Ameriprise Financial, Inc.	81,447	11,419,684
Bank of New York Mellon Corp.	562,022	30,635,819
BlackRock, Inc. Class A	68,880	35,920,920
Brighthouse Financial, Inc.	53,332	2,708,199
Cboe Global Markets, Inc.	62,731	6,698,416
Charles Schwab Corp.	667,002	37,138,671
CME Group, Inc.	189,456	29,873,422
E*TRADE Financial Corp. (b)	148,240	8,995,203
Franklin Resources, Inc.	181,175	6,094,727
Goldman Sachs Group, Inc.	196,639	46,864,973
IntercontinentalExchange, Inc.	324,101	23,484,358
Invesco Ltd.	226,617	6,565,094
Moody's Corp.	92,539	15,009,826
Morgan Stanley	767,944	39,641,269
MSCI, Inc.	50,062	7,500,789
Northern Trust Corp.	118,413	12,640,588
Raymond James Financial, Inc.	72,132	6,473,847
S&P Global, Inc.	141,318	26,652,575
State Street Corp.	204,635	20,418,480
T. Rowe Price Group, Inc.	136,140	15,495,455
The NASDAQ OMX Group, Inc.	64,896	5,731,615
		400,964,134
Consumer Finance - 0.7%
American Express Co.	400,994	39,598,158
Capital One Financial Corp.	270,667	24,527,844
Discover Financial Services	197,457	14,068,811
Navient Corp.	146,389	1,941,118
Synchrony Financial	397,744	13,193,168
		93,329,099
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (b)	1,071,231	207,529,582
Leucadia National Corp.	174,505	4,195,100
		211,724,682
Insurance - 2.6%
AFLAC, Inc.	433,788	19,767,719
Allstate Corp.	197,289	19,298,810
American International Group, Inc.	500,355	28,019,880
Aon PLC	137,024	19,521,809
Arthur J. Gallagher & Co.	100,982	7,067,730
Assurant, Inc.	29,207	2,710,994
Chubb Ltd.	258,312	35,045,189
Cincinnati Financial Corp.	83,061	5,842,511
Everest Re Group Ltd.	22,731	5,288,822
Hartford Financial Services Group, Inc.	198,690	10,697,470
Lincoln National Corp.	121,481	8,581,418
Loews Corp.	150,079	7,873,144
Marsh & McLennan Companies, Inc.	282,539	23,026,929
MetLife, Inc.	576,993	27,505,256
Principal Financial Group, Inc.	149,936	8,879,210
Progressive Corp.	324,105	19,540,290
Prudential Financial, Inc.	234,881	24,972,548
The Travelers Companies, Inc.	151,074	19,881,338
Torchmark Corp.	59,053	5,122,257
Unum Group	123,154	5,958,191
Willis Group Holdings PLC	73,549	10,922,762
XL Group Ltd.	142,997	7,949,203
		323,473,480

TOTAL FINANCIALS		1,843,101,406

HEALTH CARE - 13.8%
Biotechnology - 2.6%
AbbVie, Inc.	887,266	85,665,532
Alexion Pharmaceuticals, Inc. (b)	123,386	14,513,895
Amgen, Inc.	372,064	64,917,727
Biogen, Inc. (b)	117,754	32,217,494
Celgene Corp. (b)	418,657	36,465,025
Gilead Sciences, Inc.	729,119	52,664,265
Incyte Corp. (b)	97,783	6,056,679
Regeneron Pharmaceuticals, Inc. (b)	42,981	13,052,470
Vertex Pharmaceuticals, Inc. (b)	141,313	21,643,499
		327,196,586
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	968,808	56,316,809
Align Technology, Inc. (b)	40,142	10,029,479
Baxter International, Inc.	276,588	19,222,866
Becton, Dickinson & Co.	148,188	34,360,352
Boston Scientific Corp. (b)	765,267	21,978,468
Danaher Corp.	341,671	34,276,435
Dentsply Sirona, Inc.	127,840	6,435,466
Edwards Lifesciences Corp. (b)	116,898	14,888,129
Hologic, Inc. (b)	153,918	5,970,479
IDEXX Laboratories, Inc. (b)	48,493	9,431,404
Intuitive Surgical, Inc. (b)	62,505	27,550,954
Medtronic PLC	754,331	60,444,543
ResMed, Inc. (a)	79,551	7,528,707
Stryker Corp.	179,331	30,382,258
The Cooper Companies, Inc.	27,286	6,240,581
Varian Medical Systems, Inc. (b)	50,815	5,873,706
Zimmer Biomet Holdings, Inc.	113,069	13,022,157
		363,952,793
Health Care Providers & Services - 2.9%
Aetna, Inc.	181,975	32,582,624
AmerisourceBergen Corp.	90,477	8,195,407
Anthem, Inc.	142,334	33,589,401
Cardinal Health, Inc.	175,164	11,240,274
Centene Corp. (b)	96,567	10,485,245
Cigna Corp.	135,182	23,226,971
DaVita HealthCare Partners, Inc. (b)	81,041	5,088,564
Envision Healthcare Corp. (a)(b)	67,340	2,503,028
Express Scripts Holding Co. (b)	314,110	23,778,127
HCA Holdings, Inc.	155,802	14,916,483
Henry Schein, Inc. (a)(b)	85,544	6,501,344
Humana, Inc.	76,632	22,543,602
Laboratory Corp. of America Holdings (b)	56,716	9,684,257
McKesson Corp.	114,849	17,940,562
Quest Diagnostics, Inc.	75,494	7,639,993
UnitedHealth Group, Inc.	538,595	127,323,858
Universal Health Services, Inc. Class B	48,420	5,529,564
		362,769,304
Health Care Technology - 0.1%
Cerner Corp. (b)	175,865	10,244,136
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	179,624	11,808,482
Illumina, Inc. (b)	81,819	19,712,652
Mettler-Toledo International, Inc. (b)	14,179	7,939,247
PerkinElmer, Inc.	61,507	4,512,154
Quintiles Transnational Holdings, Inc. (b)	81,138	7,769,775
Thermo Fisher Scientific, Inc.	223,631	47,040,781
Waters Corp. (b)	43,851	8,261,967
		107,045,058
Pharmaceuticals - 4.5%
Allergan PLC	183,854	28,249,167
Bristol-Myers Squibb Co.	908,686	47,369,801
Eli Lilly & Co.	536,625	43,504,189
Johnson & Johnson	1,493,289	188,886,126
Merck & Co., Inc.	1,500,685	88,345,326
Mylan NV (b)	286,524	11,105,670
Nektar Therapeutics (b)	89,569	7,493,343
Perrigo Co. PLC	72,903	5,696,640
Pfizer, Inc.	3,313,335	121,301,194
Zoetis, Inc. Class A	271,224	22,641,780
		564,593,236

TOTAL HEALTH CARE		1,735,801,113

INDUSTRIALS - 9.8%
Aerospace & Defense - 2.8%
Arconic, Inc.	236,466	4,211,459
General Dynamics Corp.	153,699	30,941,146
Harris Corp.	66,084	10,336,859
Huntington Ingalls Industries, Inc.	25,275	6,147,133
L3 Technologies, Inc.	43,538	8,528,223
Lockheed Martin Corp.	138,286	44,367,680
Northrop Grumman Corp.	96,891	31,202,778
Raytheon Co.	160,581	32,909,470
Rockwell Collins, Inc.	91,249	12,094,142
Textron, Inc.	145,704	9,054,047
The Boeing Co.	307,896	102,701,790
TransDigm Group, Inc. (a)	27,018	8,661,160
United Technologies Corp.	413,989	49,740,778
		350,896,665
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (a)	77,784	7,158,462
Expeditors International of Washington, Inc.	98,263	6,275,075
FedEx Corp.	137,175	33,909,660
United Parcel Service, Inc. Class B	383,077	43,479,240
		90,822,437
Airlines - 0.4%
Alaska Air Group, Inc.	68,461	4,445,173
American Airlines Group, Inc.	234,378	10,061,848
Delta Air Lines, Inc.	361,986	18,902,909
Southwest Airlines Co.	301,072	15,905,634
United Continental Holdings, Inc. (b)	134,692	9,097,098
		58,412,662
Building Products - 0.3%
A.O. Smith Corp.	80,968	4,967,387
Allegion PLC	52,979	4,088,919
Fortune Brands Home & Security, Inc.	84,574	4,625,352
Johnson Controls International PLC	515,474	17,459,104
Masco Corp.	174,433	6,605,778
		37,746,540
Commercial Services & Supplies - 0.3%
Cintas Corp.	48,009	8,175,933
Republic Services, Inc.	125,357	8,108,091
Stericycle, Inc. (b)	47,615	2,795,477
Waste Management, Inc.	222,070	18,052,070
		37,131,571
Construction & Engineering - 0.1%
Fluor Corp.	77,873	4,590,613
Jacobs Engineering Group, Inc.	67,023	3,893,366
Quanta Services, Inc. (b)	85,572	2,781,090
		11,265,069
Electrical Equipment - 0.6%
Acuity Brands, Inc. (a)	23,465	2,810,403
AMETEK, Inc.	128,759	8,987,378
Eaton Corp. PLC	245,013	18,383,325
Emerson Electric Co.	353,347	23,465,774
Fortive Corp.	170,467	11,985,535
Rockwell Automation, Inc.	71,121	11,701,538
		77,333,953
Industrial Conglomerates - 1.6%
3M Co.	331,451	64,430,760
General Electric Co.	4,832,677	67,995,765
Honeywell International, Inc.	418,561	60,557,405
Roper Technologies, Inc.	57,234	15,120,650
		208,104,580
Machinery - 1.5%
Caterpillar, Inc.	332,637	48,019,477
Cummins, Inc.	86,685	13,857,464
Deere & Co.	180,218	24,388,902
Dover Corp.	85,954	7,967,936
Flowserve Corp. (a)	72,801	3,233,092
Illinois Tool Works, Inc.	171,092	24,298,486
Ingersoll-Rand PLC	139,075	11,667,002
PACCAR, Inc.	195,911	12,473,653
Parker Hannifin Corp.	74,057	12,191,263
Pentair PLC	92,199	6,203,149
Snap-On, Inc. (a)	31,570	4,585,543
Stanley Black & Decker, Inc.	85,354	12,085,273
Xylem, Inc.	100,126	7,299,185
		188,270,425
Professional Services - 0.3%
Equifax, Inc.	66,835	7,488,862
IHS Markit Ltd. (b)	201,492	9,899,302
Nielsen Holdings PLC (a)	186,594	5,868,381
Robert Half International, Inc.	69,163	4,201,652
Verisk Analytics, Inc. (b)	86,338	9,190,680
		36,648,877
Road & Rail - 1.0%
CSX Corp.	493,831	29,328,623
J.B. Hunt Transport Services, Inc.	47,650	5,595,540
Kansas City Southern	57,360	6,116,297
Norfolk Southern Corp.	158,162	22,691,502
Union Pacific Corp.	438,136	58,548,114
		122,280,076
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	160,104	8,003,599
United Rentals, Inc. (b)	47,040	7,056,000
W.W. Grainger, Inc. (a)	28,418	7,995,404
		23,055,003

TOTAL INDUSTRIALS		1,241,967,858

INFORMATION TECHNOLOGY - 24.7%
Communications Equipment - 1.1%
Cisco Systems, Inc.	2,681,405	118,759,427
F5 Networks, Inc. (b)	34,422	5,613,884
Juniper Networks, Inc.	191,335	4,704,928
Motorola Solutions, Inc.	90,167	9,903,042
		138,981,281
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	170,029	14,233,128
Corning, Inc.	483,712	13,069,898
FLIR Systems, Inc.	77,321	4,140,540
IPG Photonics Corp. (b)	21,061	4,486,625
TE Connectivity Ltd.	195,477	17,935,015
		53,865,206
Internet Software & Services - 4.8%
Akamai Technologies, Inc. (b)	94,638	6,780,813
Alphabet, Inc.:
Class A (b)	166,136	169,222,807
Class C (b)	169,410	172,345,875
eBay, Inc. (b)	523,886	19,844,802
Facebook, Inc. Class A (b)	1,333,558	229,371,976
VeriSign, Inc. (a)(b)	46,489	5,458,738
		603,025,011
IT Services - 4.3%
Accenture PLC Class A	343,234	51,896,981
Alliance Data Systems Corp.	26,856	5,453,111
Automatic Data Processing, Inc.	246,723	29,133,052
Cognizant Technology Solutions Corp. Class A	327,279	26,777,968
DXC Technology Co.	158,779	16,363,764
Fidelity National Information Services, Inc.	184,333	17,506,105
Fiserv, Inc. (b)	229,991	16,297,162
Gartner, Inc. (a)(b)	50,555	6,131,816
Global Payments, Inc.	88,580	10,013,969
IBM Corp.	476,829	69,121,132
MasterCard, Inc. Class A	513,820	91,598,691
Paychex, Inc.	177,932	10,777,341
PayPal Holdings, Inc. (b)	627,924	46,849,410
The Western Union Co.	255,639	5,048,870
Total System Services, Inc.	92,044	7,737,219
Visa, Inc. Class A	1,003,333	127,302,891
		538,009,482
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)(b)	458,493	4,988,404
Analog Devices, Inc.	205,830	17,979,251
Applied Materials, Inc.	584,806	29,047,314
Broadcom, Inc.	228,475	52,416,735
Intel Corp.	2,604,862	134,462,976
KLA-Tencor Corp.	87,176	8,869,286
Lam Research Corp.	90,700	16,784,942
Microchip Technology, Inc. (a)	130,432	10,911,941
Micron Technology, Inc. (b)	643,598	29,592,636
NVIDIA Corp.	336,739	75,732,601
Qorvo, Inc. (b)	70,404	4,745,230
Qualcomm, Inc.	823,964	42,030,404
Skyworks Solutions, Inc.	101,569	8,812,126
Texas Instruments, Inc.	547,570	55,540,025
Xilinx, Inc.	141,830	9,111,159
		501,025,030
Software - 5.9%
Activision Blizzard, Inc.	422,249	28,016,221
Adobe Systems, Inc. (b)	273,611	60,632,198
ANSYS, Inc. (b)	46,683	7,546,774
Autodesk, Inc. (b)	122,599	15,435,214
CA Technologies, Inc.	174,044	6,056,731
Cadence Design Systems, Inc. (b)	157,444	6,307,207
Citrix Systems, Inc. (b)	71,991	7,408,594
Electronic Arts, Inc. (b)	170,724	20,142,018
Intuit, Inc.	135,423	25,024,816
Microsoft Corp.	4,285,665	400,795,391
Oracle Corp.	1,681,980	76,816,027
Red Hat, Inc. (b)	98,521	16,064,834
Salesforce.com, Inc. (b)	381,926	46,209,227
Symantec Corp.	345,078	9,589,718
Synopsys, Inc. (b)	82,777	7,078,261
Take-Two Interactive Software, Inc. (b)	63,670	6,348,536
		739,471,767
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	2,824,169	466,722,160
Hewlett Packard Enterprise Co.	872,184	14,870,737
HP, Inc.	911,405	19,586,093
NetApp, Inc.	149,124	9,928,676
Seagate Technology LLC (a)	158,532	9,177,417
Western Digital Corp.	165,621	13,049,279
Xerox Corp.	119,069	3,744,720
		537,079,082

TOTAL INFORMATION TECHNOLOGY		3,111,456,859

MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	121,858	19,776,335
Albemarle Corp. U.S. (a)	61,581	5,970,894
CF Industries Holdings, Inc.	129,822	5,037,094
DowDuPont, Inc.	1,302,426	82,365,420
Eastman Chemical Co.	79,574	8,122,914
Ecolab, Inc.	144,698	20,947,929
FMC Corp.	74,768	5,961,253
International Flavors & Fragrances, Inc.	43,931	6,205,693
LyondellBasell Industries NV Class A	180,077	19,039,541
Monsanto Co.	245,347	30,759,153
PPG Industries, Inc.	141,639	14,996,737
Praxair, Inc.	159,816	24,375,136
Sherwin-Williams Co.	46,040	16,927,066
The Mosaic Co.	195,118	5,258,430
		265,743,595
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	34,957	6,808,575
Vulcan Materials Co.	73,739	8,235,909
		15,044,484
Containers & Packaging - 0.3%
Avery Dennison Corp.	48,941	5,129,506
Ball Corp.	194,840	7,811,136
International Paper Co.	229,839	11,850,499
Packaging Corp. of America	52,514	6,075,345
Sealed Air Corp.	93,160	4,085,066
WestRock Co.	141,986	8,399,892
		43,351,444
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	749,454	11,399,195
Newmont Mining Corp.	296,931	11,666,419
Nucor Corp.	176,953	10,903,844
		33,969,458

TOTAL MATERIALS		358,108,981

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc. (a)	56,349	7,019,395
American Tower Corp.	245,375	33,459,335
Apartment Investment & Management Co. Class A	87,569	3,555,301
AvalonBay Communities, Inc.	76,858	12,527,854
Boston Properties, Inc.	85,904	10,429,605
Crown Castle International Corp.	230,801	23,280,897
Digital Realty Trust, Inc.	114,347	12,085,334
Duke Realty Corp.	198,695	5,384,635
Equinix, Inc.	44,100	18,556,839
Equity Residential (SBI)	204,920	12,645,613
Essex Property Trust, Inc.	36,756	8,810,046
Extra Space Storage, Inc.	70,151	6,284,828
Federal Realty Investment Trust (SBI)	40,739	4,719,613
General Growth Properties, Inc.	351,563	7,027,744
HCP, Inc.	261,289	6,103,711
Host Hotels & Resorts, Inc.	408,603	7,992,275
Iron Mountain, Inc.	156,647	5,316,599
Kimco Realty Corp.	236,807	3,436,070
Mid-America Apartment Communities, Inc.	63,245	5,784,388
Prologis, Inc.	296,696	19,258,537
Public Storage	83,393	16,827,040
Realty Income Corp. (a)	158,193	7,990,328
Regency Centers Corp.	82,704	4,867,130
SBA Communications Corp. Class A (b)	64,848	10,390,595
Simon Property Group, Inc.	173,192	27,076,837
SL Green Realty Corp.	50,277	4,914,074
The Macerich Co.	60,368	3,478,404
UDR, Inc.	149,256	5,395,604
Ventas, Inc.	198,255	10,194,272
Vornado Realty Trust (a)	96,229	6,546,459
Welltower, Inc.	206,139	11,016,068
Weyerhaeuser Co.	420,351	15,460,510
		337,835,940
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	168,180	7,620,236

TOTAL REAL ESTATE		345,456,176

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	3,417,491	111,751,956
CenturyLink, Inc. (a)	541,450	10,060,141
Verizon Communications, Inc.	2,297,602	113,386,659
		235,198,756
UTILITIES - 2.9%
Electric Utilities - 1.8%
Alliant Energy Corp.	128,771	5,530,714
American Electric Power Co., Inc.	273,847	19,163,813
Duke Energy Corp.	389,670	31,235,947
Edison International	181,344	11,881,659
Entergy Corp.	100,616	8,209,259
Eversource Energy	176,376	10,626,654
Exelon Corp.	537,131	21,313,358
FirstEnergy Corp.	248,830	8,559,752
NextEra Energy, Inc.	261,819	42,914,752
PG&E Corp.	286,628	13,213,551
Pinnacle West Capital Corp.	62,227	5,009,274
PPL Corp.	386,303	11,241,417
Southern Co.	561,134	25,879,500
Xcel Energy, Inc.	282,785	13,245,649
		228,025,299
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	167,957	5,206,667
The AES Corp.	367,628	4,499,767
		9,706,434
Multi-Utilities - 0.9%
Ameren Corp.	135,048	7,916,514
CenterPoint Energy, Inc.	239,906	6,076,819
CMS Energy Corp.	157,193	7,417,938
Consolidated Edison, Inc.	172,767	13,843,820
Dominion Resources, Inc.	362,635	24,136,986
DTE Energy Co.	99,848	10,523,979
NiSource, Inc.	187,801	4,580,466
Public Service Enterprise Group, Inc.	280,949	14,651,490
SCANA Corp.	79,392	2,919,244
Sempra Energy	142,111	15,888,010
WEC Energy Group, Inc.	175,633	11,289,689
		119,244,955
Water Utilities - 0.1%
American Water Works Co., Inc.	99,381	8,604,407

TOTAL UTILITIES		365,581,095

TOTAL COMMON STOCKS
(Cost $11,092,104,139)		12,562,167,311
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.31% to 1.9% 5/10/18 to 9/27/18 (c)
(Cost $2,593,184)	2,600,000	2,592,985
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.74% (d)	52,173,995	$52,184,430
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	242,597,661	242,621,920
TOTAL MONEY MARKET FUNDS
(Cost $294,806,382)		294,806,350
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $11,389,503,705)		12,859,566,646
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(241,273,582)
NET ASSETS - 100%		$12,618,293,064

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	430	June 2018	$56,910,500	$84,647	$84,647

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,449,040.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$662,833
Fidelity Securities Lending Cash Central Fund	201,950
Total	$864,783

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,626,927,403	$1,626,927,403	$--	$--
Consumer Staples	914,616,246	914,616,246	--	--
Energy	783,951,418	783,951,418	--	--
Financials	1,843,101,406	1,843,101,406	--	--
Health Care	1,735,801,113	1,735,801,113	--	--
Industrials	1,241,967,858	1,241,967,858	--	--
Information Technology	3,111,456,859	3,111,456,859	--	--
Materials	358,108,981	358,108,981	--	--
Real Estate	345,456,176	345,456,176	--	--
Telecommunication Services	235,198,756	235,198,756	--	--
Utilities	365,581,095	365,581,095	--	--
U.S. Government and Government Agency Obligations	2,592,985	--	2,592,985	--
Money Market Funds	294,806,350	294,806,350	--	--
Total Investments in Securities:	$12,859,566,646	$12,856,973,661	$2,592,985	$--
Derivative Instruments:
Assets
Futures Contracts	$84,647	$84,647	$--	$--
Total Assets	$84,647	$84,647	$--	$--
Total Derivative Instruments:	$84,647	$84,647	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Real Estate Index Fund

April 30, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV8-QTLY-0618
1.9867772.102

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.5%
REITs - Apartments - 17.4%
American Campus Communities, Inc.	19,158	$749,269
American Homes 4 Rent Class A	35,337	713,807
Apartment Investment & Management Co. Class A	22,082	896,529
AvalonBay Communities, Inc.	19,380	3,158,940
Camden Property Trust (SBI)	13,006	1,110,712
Education Realty Trust, Inc.	10,638	350,097
Equity Residential (SBI)	51,672	3,188,679
Essex Property Trust, Inc.	9,268	2,221,447
Independence Realty Trust, Inc.	11,915	112,001
Mid-America Apartment Communities, Inc.	15,948	1,458,604
UDR, Inc.	37,637	1,360,578
		15,320,663
REITs - Diversified - 10.9%
Apple Hospitality (REIT), Inc.	29,429	529,428
Cousins Properties, Inc.	58,952	524,083
Digital Realty Trust, Inc.	28,834	3,047,465
Duke Realty Corp.	50,104	1,357,818
Forest City Realty Trust, Inc. Class A	37,438	751,006
Liberty Property Trust (SBI)	20,697	865,549
NorthStar Realty Europe Corp.	7,756	112,462
PS Business Parks, Inc.	2,793	321,977
TIER REIT, Inc.	6,711	127,576
Vornado Realty Trust	24,265	1,650,748
Washington REIT (SBI)	11,016	316,380
		9,604,492
REITs - Health Care - 9.6%
HCP, Inc.	65,887	1,539,120
Healthcare Realty Trust, Inc.	17,521	487,609
LTC Properties, Inc.	5,565	201,175
Quality Care Properties, Inc. (a)	13,167	289,279
Senior Housing Properties Trust (SBI)	33,356	519,353
Universal Health Realty Income Trust (SBI)	1,774	106,316
Ventas, Inc.	49,991	2,570,537
Welltower, Inc.	51,980	2,777,811
		8,491,200
REITs - Hotels - 8.2%
Ashford Hospitality Trust, Inc.	12,445	85,622
Braemar Hotels & Resorts, Inc.	4,513	46,935
Chatham Lodging Trust	6,432	122,530
Chesapeake Lodging Trust	8,436	249,199
DiamondRock Hospitality Co.	28,148	311,035
Hersha Hospitality Trust	5,250	98,595
Hospitality Properties Trust (SBI)	23,068	573,932
Host Hotels & Resorts, Inc.	103,032	2,015,306
LaSalle Hotel Properties (SBI)	15,891	469,897
Park Hotels & Resorts, Inc.	28,229	812,431
Pebblebrook Hotel Trust	9,673	338,458
RLJ Lodging Trust	24,527	509,426
Ryman Hospitality Properties, Inc.	7,185	563,160
Summit Hotel Properties, Inc.	14,627	211,799
Sunstone Hotel Investors, Inc.	31,629	493,412
Xenia Hotels & Resorts, Inc.	14,981	308,459
		7,210,196
REITs - Management/Investment - 0.6%
American Assets Trust, Inc.	5,821	195,411
Retail Properties America, Inc.	31,858	367,641
		563,052
REITs - Manufactured Homes - 2.5%
Equity Lifestyle Properties, Inc.	12,433	1,108,526
Sun Communities, Inc.	11,136	1,045,114
		2,153,640
REITs - Office Property - 13.8%
Alexandria Real Estate Equities, Inc. (b)	14,209	1,770,015
Boston Properties, Inc.	21,661	2,629,862
Brandywine Realty Trust (SBI)	24,577	395,935
Columbia Property Trust, Inc.	16,830	359,489
Corporate Office Properties Trust (SBI)	14,217	391,110
Douglas Emmett, Inc.	22,372	833,804
Easterly Government Properties, Inc.	6,305	129,946
Equity Commonwealth (a)	17,464	541,209
Franklin Street Properties Corp.	15,029	116,926
Highwoods Properties, Inc. (SBI)	14,497	638,158
Hudson Pacific Properties, Inc.	21,798	716,500
JBG SMITH Properties	13,098	482,923
Kilroy Realty Corp.	13,856	993,060
Mack-Cali Realty Corp.	12,651	217,218
Paramount Group, Inc.	28,644	411,041
Piedmont Office Realty Trust, Inc. Class A	18,962	339,799
SL Green Realty Corp.	12,677	1,239,050
		12,206,045
REITs - Regional Malls - 11.8%
CBL & Associates Properties, Inc. (b)	24,209	101,194
General Growth Properties, Inc.	88,649	1,772,094
Pennsylvania Real Estate Investment Trust (SBI) (b)	9,868	95,522
Simon Property Group, Inc.	43,672	6,827,680
Tanger Factory Outlet Centers, Inc. (b)	13,269	291,255
Taubman Centers, Inc. (b)	8,549	478,573
The Macerich Co.	15,222	877,092
		10,443,410
REITs - Shopping Centers - 7.1%
Acadia Realty Trust (SBI)	11,754	277,394
Brixmor Property Group, Inc.	42,767	636,801
Cedar Realty Trust, Inc.	11,054	43,000
DDR Corp.	42,970	311,533
Federal Realty Investment Trust (SBI)	10,273	1,190,127
Kimco Realty Corp.	59,714	866,450
Kite Realty Group Trust	11,736	172,754
Ramco-Gershenson Properties Trust (SBI)	11,122	132,908
Regency Centers Corp.	20,855	1,227,317
Retail Opportunity Investments Corp.	15,781	271,433
Saul Centers, Inc.	1,693	81,010
Seritage Growth Properties (b)	3,627	129,012
Urban Edge Properties	14,858	305,629
Washington Prime Group, Inc.	26,075	168,705
Weingarten Realty Investors (SBI)	16,767	460,589
		6,274,662
REITs - Storage - 8.3%
CubeSmart	25,583	753,164
Extra Space Storage, Inc. (b)	17,689	1,584,758
Life Storage, Inc.	6,529	577,425
National Storage Affiliates Trust	7,050	185,556
Public Storage	21,028	4,243,030
		7,343,933
REITs - Warehouse/Industrial - 8.2%
DCT Industrial Trust, Inc.	13,153	862,442
EastGroup Properties, Inc.	4,874	437,588
First Industrial Realty Trust, Inc.	16,868	524,763
Prologis, Inc.	74,814	4,856,177
QTS Realty Trust, Inc. Class A	7,099	251,234
Rexford Industrial Realty, Inc.	11,018	336,600
		7,268,804
Residential REITs - 1.1%
Invitation Homes, Inc.	40,026	926,202
TOTAL COMMON STOCKS
(Cost $99,228,539)		87,806,299

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 1.74% (c)	431,484	431,570
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	3,879,092	3,879,480
TOTAL MONEY MARKET FUNDS
(Cost $4,311,057)		4,311,050
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $103,539,596)		92,117,349
NET OTHER ASSETS (LIABILITIES) - (4.4)%(e)		(3,909,040)
NET ASSETS - 100%		$88,208,309

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	June 2018	$397,050	$(2,422)	$(2,422)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $17,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,997
Fidelity Securities Lending Cash Central Fund	2,557
Total	$4,554

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Momentum Index Fund

April 30, 2018

SY1-QTLY-0618
1.9878815.101

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.3%
Aptiv PLC	9,089	$768,748
Autoliv, Inc. (a)	23,501	3,150,309
Lear Corp.	7,245	1,354,598
		5,273,655
Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	53,133	4,189,006
Marriott International, Inc. Class A	107,489	14,691,597
Wyndham Worldwide Corp.	9,908	1,131,593
Wynn Resorts Ltd.	2,850	530,642
		20,542,838
Household Durables - 0.0%
NVR, Inc. (b)	117	362,700
Internet & Direct Marketing Retail - 7.3%
Amazon.com, Inc. (b)	63,353	99,219,022
Liberty Interactive Corp. QVC Group Series A (b)	36,844	862,518
Netflix, Inc. (b)	135,262	42,263,965
		142,345,505
Leisure Products - 0.0%
Polaris Industries, Inc. (a)	1,652	173,163
Media - 0.7%
Live Nation Entertainment, Inc. (b)	6,149	242,701
Twenty-First Century Fox, Inc.:
Class A	249,432	9,119,234
Class B	126,837	4,575,011
		13,936,946
Multiline Retail - 1.3%
Dollar General Corp.	56,936	5,496,032
Dollar Tree, Inc. (b)	39,558	3,793,217
Kohl's Corp.	58,733	3,648,494
Macy's, Inc.	19,891	618,013
Target Corp.	150,952	10,959,115
		24,514,871
Specialty Retail - 3.8%
AutoZone, Inc. (b)	5,030	3,141,336
Best Buy Co., Inc.	42,527	3,254,591
Gap, Inc.	9,449	276,289
Home Depot, Inc.	296,152	54,728,890
L Brands, Inc.	41,509	1,449,079
Lowe's Companies, Inc.	33,166	2,733,873
Ross Stores, Inc.	96,192	7,777,123
		73,361,181
Textiles, Apparel & Luxury Goods - 1.5%
lululemon athletica, Inc. (b)	22,365	2,232,027
Michael Kors Holdings Ltd. (b)	40,159	2,747,679
NIKE, Inc. Class B	286,034	19,561,865
PVH Corp.	2,929	467,673
Tapestry, Inc.	11,628	625,238
VF Corp.	47,618	3,850,868
		29,485,350

TOTAL CONSUMER DISCRETIONARY		309,996,209

CONSUMER STAPLES - 2.5%
Beverages - 0.7%
Brown-Forman Corp. Class B (non-vtg.)	87,325	4,893,693
Constellation Brands, Inc. Class A (sub. vtg.)	13,797	3,216,495
Dr. Pepper Snapple Group, Inc.	50,101	6,010,116
		14,120,304
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	88,091	17,368,022
Walmart, Inc.	43,624	3,858,979
		21,227,001
Food Products - 0.0%
Tyson Foods, Inc. Class A	8,396	588,560
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	82,668	12,242,304

TOTAL CONSUMER STAPLES		48,178,169

ENERGY - 1.6%
Energy Equipment & Services - 0.1%
Helmerich & Payne, Inc. (a)	21,520	1,496,716
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp.	20,599	1,386,725
Concho Resources, Inc. (b)	26,389	4,148,615
Diamondback Energy, Inc. (b)	18,611	2,390,583
HollyFrontier Corp.	43,715	2,653,063
Pioneer Natural Resources Co.	28,735	5,791,539
Valero Energy Corp.	117,283	13,010,203
		29,380,728

TOTAL ENERGY		30,877,444

FINANCIALS - 20.2%
Banks - 11.3%
Bank of America Corp.	2,574,869	77,040,080
Citizens Financial Group, Inc.	86,574	3,591,955
Comerica, Inc.	52,338	4,950,128
Fifth Third Bancorp	48,116	1,596,008
JPMorgan Chase & Co.	849,261	92,382,612
M&T Bank Corp.	31,317	5,708,150
PNC Financial Services Group, Inc.	126,500	18,419,665
Regions Financial Corp.	307,793	5,755,729
SunTrust Banks, Inc.	96,216	6,427,229
SVB Financial Group (b)	14,391	4,311,688
		220,183,244
Capital Markets - 5.2%
BlackRock, Inc. Class A	37,911	19,770,587
Cboe Global Markets, Inc.	3,736	398,930
Charles Schwab Corp.	251,625	14,010,480
CME Group, Inc.	112,853	17,794,661
E*TRADE Financial Corp. (b)	43,016	2,610,211
Moody's Corp.	45,348	7,355,446
Morgan Stanley	87,047	4,493,366
MSCI, Inc.	26,215	3,927,793
Northern Trust Corp.	6,080	649,040
S&P Global, Inc.	75,143	14,171,970
SEI Investments Co.	34,927	2,208,434
T. Rowe Price Group, Inc.	81,837	9,314,687
TD Ameritrade Holding Corp.	75,855	4,406,417
		101,112,022
Consumer Finance - 0.4%
Ally Financial, Inc.	32,584	850,442
American Express Co.	19,850	1,960,188
Discover Financial Services	76,574	5,455,898
		8,266,528
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (b)	222,221	43,050,874
Voya Financial, Inc.	36,937	1,933,652
		44,984,526
Insurance - 1.0%
American Financial Group, Inc.	2,265	256,443
Arthur J. Gallagher & Co.	44,153	3,090,268
FNF Group	30,287	1,115,470
Progressive Corp.	189,976	11,453,653
Reinsurance Group of America, Inc.	10,907	1,629,506
Torchmark Corp.	3,013	261,348
XL Group Ltd.	13,252	736,679
		18,543,367

TOTAL FINANCIALS		393,089,687

HEALTH CARE - 9.3%
Biotechnology - 2.8%
AbbVie, Inc.	553,785	53,467,942
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	384,363	22,343,021
Align Technology, Inc. (b)	28,427	7,102,486
Baxter International, Inc.	16,625	1,155,438
Danaher Corp.	44,656	4,479,890
Edwards Lifesciences Corp. (b)	9,546	1,215,779
Intuitive Surgical, Inc. (b)	35,700	15,735,846
ResMed, Inc.	6,477	612,983
Stryker Corp.	58,725	9,949,190
Teleflex, Inc.	7,511	2,012,047
Varian Medical Systems, Inc. (b)	7,621	880,911
		65,487,591
Health Care Providers & Services - 2.3%
Aetna, Inc.	11,012	1,971,699
Anthem, Inc.	57,743	13,626,771
HCA Holdings, Inc.	58,679	5,617,927
UnitedHealth Group, Inc.	98,753	23,345,209
		44,561,606
Health Care Technology - 0.0%
Veeva Systems, Inc. Class A (b)	3,898	273,367
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.	14,189	2,984,656
Pharmaceuticals - 0.7%
Zoetis, Inc. Class A	160,851	13,427,841

TOTAL HEALTH CARE		180,203,003

INDUSTRIALS - 13.0%
Aerospace & Defense - 7.2%
Harris Corp.	36,417	5,696,347
Huntington Ingalls Industries, Inc.	3,042	739,845
L3 Technologies, Inc.	2,568	503,020
Lockheed Martin Corp.	29,765	9,549,803
Northrop Grumman Corp.	59,542	19,174,906
Raytheon Co.	77,178	15,816,859
Rockwell Collins, Inc.	5,877	778,938
Spirit AeroSystems Holdings, Inc. Class A	22,615	1,817,568
The Boeing Co.	252,386	84,185,874
TransDigm Group, Inc.	2,356	755,263
		139,018,423
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	41,756	3,842,805
Expeditors International of Washington, Inc.	5,928	378,562
		4,221,367
Building Products - 0.1%
A.O. Smith Corp.	3,884	238,283
Lennox International, Inc.	7,627	1,474,833
		1,713,116
Commercial Services & Supplies - 0.4%
Cintas Corp.	26,681	4,543,774
Rollins, Inc.	10,068	488,499
Waste Management, Inc.	40,513	3,293,302
		8,325,575
Construction & Engineering - 0.1%
Fluor Corp.	38,971	2,297,340
Electrical Equipment - 0.2%
AMETEK, Inc.	58,301	4,069,410
Industrial Conglomerates - 1.0%
3M Co.	62,976	12,241,905
Roper Technologies, Inc.	25,423	6,716,502
		18,958,407
Machinery - 2.5%
Caterpillar, Inc.	170,214	24,572,093
Deere & Co.	86,327	11,682,633
Dover Corp.	5,620	520,974
IDEX Corp.	19,042	2,545,154
Illinois Tool Works, Inc.	45,920	6,521,558
Xylem, Inc.	50,911	3,711,412
		49,553,824
Professional Services - 0.5%
CoStar Group, Inc. (b)	7,618	2,793,216
TransUnion Holding Co., Inc. (b)	41,222	2,675,720
Verisk Analytics, Inc. (b)	46,106	4,907,984
		10,376,920
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	2,487	292,048
Knight-Swift Transportation Holdings, Inc. Class A	4,594	179,212
Old Dominion Freight Lines, Inc.	20,709	2,772,107
		3,243,367
Trading Companies & Distributors - 0.6%
Fastenal Co. (a)	60,687	3,033,743
United Rentals, Inc. (b)	17,429	2,614,350
W.W. Grainger, Inc. (a)	21,109	5,939,017
		11,587,110

TOTAL INDUSTRIALS		253,364,859

INFORMATION TECHNOLOGY - 35.8%
Communications Equipment - 4.1%
Arista Networks, Inc. (b)	15,911	4,209,255
Cisco Systems, Inc.	1,664,836	73,735,586
Motorola Solutions, Inc.	13,181	1,447,669
		79,392,510
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	20,618	1,725,933
FLIR Systems, Inc.	37,905	2,029,813
IPG Photonics Corp. (b)	11,624	2,476,261
TE Connectivity Ltd.	107,099	9,826,333
		16,058,340
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (b)	39,607	2,837,842
IAC/InterActiveCorp (b)	22,041	3,573,728
MercadoLibre, Inc.	11,978	4,067,849
Twitter, Inc. (b)	220,952	6,697,055
VeriSign, Inc. (a)(b)	3,215	377,505
Zillow Group, Inc. Class C (b)	5,826	282,503
		17,836,482
IT Services - 10.7%
Accenture PLC Class A	168,639	25,498,217
Broadridge Financial Solutions, Inc.	41,829	4,484,487
Cognizant Technology Solutions Corp. Class A	20,443	1,672,646
DXC Technology Co.	9,582	987,521
Fiserv, Inc. (b)	48,723	3,452,512
FleetCor Technologies, Inc. (b)	22,828	4,731,788
Global Payments, Inc.	16,444	1,858,994
Jack Henry & Associates, Inc.	11,695	1,397,319
MasterCard, Inc. Class A	376,416	67,103,680
PayPal Holdings, Inc. (b)	311,930	23,273,097
Square, Inc. (a)(b)	131,133	6,207,836
Total System Services, Inc.	50,553	4,249,485
Visa, Inc. Class A	492,637	62,505,783
Worldpay, Inc. (b)	11,461	930,862
		208,354,227
Semiconductors & Semiconductor Equipment - 9.3%
Applied Materials, Inc.	232,086	11,527,712
Intel Corp.	1,575,464	81,325,452
Lam Research Corp.	6,001	1,110,545
Marvell Technology Group Ltd. (a)	43,148	865,549
Maxim Integrated Products, Inc.	76,827	4,187,072
Micron Technology, Inc. (b)	314,539	14,462,503
NVIDIA Corp.	163,848	36,849,415
Texas Instruments, Inc.	287,347	29,145,606
		179,473,854
Software - 9.1%
Activision Blizzard, Inc.	26,994	1,791,052
Adobe Systems, Inc. (b)	178,746	39,610,114
ANSYS, Inc. (b)	24,406	3,945,474
Fortinet, Inc. (b)	7,395	409,387
Intuit, Inc.	20,326	3,756,042
Microsoft Corp.	1,020,759	95,461,382
Red Hat, Inc. (b)	60,842	9,920,897
Salesforce.com, Inc. (b)	58,760	7,109,372
ServiceNow, Inc. (b)	50,463	8,383,923
Splunk, Inc. (b)	18,077	1,855,604
SS&C Technologies Holdings, Inc.	49,079	2,436,772
Take-Two Interactive Software, Inc. (b)	6,042	602,448
VMware, Inc. Class A (a)(b)	6,606	880,316
		176,162,783
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	402,301	6,859,232
NetApp, Inc.	92,175	6,137,012
Seagate Technology LLC	77,158	4,466,677
		17,462,921

TOTAL INFORMATION TECHNOLOGY		694,741,117

MATERIALS - 0.6%
Chemicals - 0.4%
CF Industries Holdings, Inc.	8,764	340,043
Praxair, Inc.	28,864	4,402,337
Sherwin-Williams Co.	9,042	3,324,382
		8,066,762
Containers & Packaging - 0.1%
Avery Dennison Corp.	24,660	2,584,615
Metals & Mining - 0.1%
Steel Dynamics, Inc.	17,357	777,767

TOTAL MATERIALS		11,429,144

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
SBA Communications Corp. Class A (b)	4,846	776,475
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	77,765	3,523,532
Jones Lang LaSalle, Inc.	4,122	698,720
		4,222,252

TOTAL REAL ESTATE		4,998,727

UTILITIES - 0.2%
Electric Utilities - 0.2%
NextEra Energy, Inc.	19,289	3,161,660
TOTAL COMMON STOCKS
(Cost $1,758,794,715)		1,930,040,019

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.74% (c)	9,128,342	9,130,168
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	18,878,562	18,880,450
TOTAL MONEY MARKET FUNDS
(Cost $28,010,639)		28,010,618
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,786,805,354)		1,958,050,637
NET OTHER ASSETS (LIABILITIES) - (0.9)%(e)		(17,595,564)
NET ASSETS - 100%		$1,940,455,073

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	92	June 2018	$12,176,200	$12,645	$12,645

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $504,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$121,000
Fidelity Securities Lending Cash Central Fund	30,300
Total	$151,300

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$309,996,209	$309,996,209	$--	$--
Consumer Staples	48,178,169	48,178,169	--	--
Energy	30,877,444	30,877,444	--	--
Financials	393,089,687	393,089,687	--	--
Health Care	180,203,003	180,203,003	--	--
Industrials	253,364,859	253,364,859	--	--
Information Technology	694,741,117	694,741,117	--	--
Materials	11,429,144	11,429,144	--	--
Real Estate	4,998,727	4,998,727	--	--
Utilities	3,161,660	3,161,660	--	--
Money Market Funds	28,010,618	28,010,618	--	--
Total Investments in Securities:	$1,958,050,637	$1,958,050,637	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$12,645	$12,645	$--	$--
Total Assets	$12,645	$12,645	$--	$--
Total Derivative Instruments:	$12,645	$12,645	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Value Index Fund

April 30, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

USV-QTLY-0618
1.9885513.100

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 1.2%
Adient PLC	45,314	$2,777,295
BorgWarner, Inc.	97,023	4,748,306
Dana Holding Corp.	70,497	1,672,894
Gentex Corp.	131,591	2,992,379
Lear Corp.	32,773	6,127,568
The Goodyear Tire & Rubber Co.	116,658	2,929,282
		21,247,724
Automobiles - 2.7%
Ford Motor Co.	1,904,409	21,405,557
General Motors Co.	616,219	22,639,886
Harley-Davidson, Inc. (a)	81,749	3,362,336
		47,407,779
Diversified Consumer Services - 0.1%
H&R Block, Inc.	101,072	2,794,641
Hotels, Restaurants & Leisure - 0.5%
Royal Caribbean Cruises Ltd.	83,458	9,029,321
Household Durables - 1.5%
Lennar Corp. Class A	138,305	7,314,951
Newell Brands, Inc.	236,956	6,547,094
PulteGroup, Inc.	127,928	3,883,894
Toll Brothers, Inc.	69,399	2,925,862
Whirlpool Corp.	34,565	5,355,847
		26,027,648
Internet & Direct Marketing Retail - 0.3%
Liberty Interactive Corp. QVC Group Series A (b)	218,851	5,123,302
Media - 6.9%
Comcast Corp. Class A	1,881,280	59,053,379
Discovery Communications, Inc. Class A (a)(b)	212,768	5,031,963
DISH Network Corp. Class A (b)	110,692	3,713,717
Lions Gate Entertainment Corp. Class A	82,004	2,041,080
News Corp. Class A	245,955	3,930,361
Omnicom Group, Inc. (a)	112,497	8,286,529
Time Warner, Inc.	380,304	36,052,819
Viacom, Inc. Class B (non-vtg.)	177,114	5,341,758
		123,451,606
Multiline Retail - 1.8%
Kohl's Corp.	82,167	5,104,214
Macy's, Inc.	148,973	4,628,591
Nordstrom, Inc. (a)	56,382	2,850,674
Target Corp.	265,235	19,256,061
		31,839,540
Specialty Retail - 0.9%
Best Buy Co., Inc.	123,686	9,465,690
Foot Locker, Inc.	58,834	2,534,569
Gap, Inc.	105,741	3,091,867
Williams-Sonoma, Inc.	37,590	1,796,802
		16,888,928
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	174,864	3,229,738
Michael Kors Holdings Ltd. (b)	73,058	4,998,628
Ralph Lauren Corp.	26,895	2,954,416
		11,182,782

TOTAL CONSUMER DISCRETIONARY		294,993,271

CONSUMER STAPLES - 6.2%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	90,350	6,436,534
Food & Staples Retailing - 4.1%
CVS Health Corp.	494,862	34,556,213
Kroger Co.	430,133	10,835,050
Walgreens Boots Alliance, Inc.	415,612	27,617,417
		73,008,680
Food Products - 1.7%
Archer Daniels Midland Co.	272,840	12,381,479
Post Holdings, Inc. (b)	31,831	2,532,793
The J.M. Smucker Co.	54,692	6,239,263
Tyson Foods, Inc. Class A	145,105	10,171,861
		31,325,396

TOTAL CONSUMER STAPLES		110,770,610

ENERGY - 6.9%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	214,323	7,064,086
Oil, Gas & Consumable Fuels - 6.5%
Andeavor	69,061	9,552,518
Antero Resources Corp. (b)	104,477	1,985,063
ConocoPhillips Co.	572,939	37,527,505
HollyFrontier Corp.	86,593	5,255,329
Kinder Morgan, Inc.	926,137	14,651,487
Marathon Petroleum Corp.	231,413	17,335,148
Murphy Oil Corp.	78,742	2,370,922
PBF Energy, Inc. Class A	53,721	2,059,126
Peabody Energy Corp.	51,002	1,879,424
Valero Energy Corp.	211,303	23,439,842
		116,056,364

TOTAL ENERGY		123,120,450

FINANCIALS - 20.0%
Banks - 6.5%
Bank of America Corp.	2,390,497	71,523,670
BankUnited, Inc.	51,865	2,054,373
Citizens Financial Group, Inc.	238,423	9,892,170
Fifth Third Bancorp	339,147	11,249,506
FNB Corp., Pennsylvania	156,271	2,031,523
MB Financial, Inc.	40,531	1,727,431
Popular, Inc.	49,343	2,284,087
Wells Fargo & Co.	277,361	14,411,678
		115,174,438
Capital Markets - 2.2%
Invesco Ltd.	199,363	5,775,546
Janus Henderson Group PLC	87,554	2,765,831
Legg Mason, Inc.	41,036	1,629,129
Morgan Stanley	563,169	29,070,784
		39,241,290
Consumer Finance - 2.9%
Ally Financial, Inc.	212,607	5,549,043
Capital One Financial Corp.	235,591	21,349,256
Discover Financial Services	173,315	12,348,694
Navient Corp.	127,667	1,692,864
Synchrony Financial	348,847	11,571,255
		52,511,112
Insurance - 7.2%
AFLAC, Inc.	379,849	17,309,719
Allstate Corp.	172,795	16,902,807
Assurant, Inc.	25,472	2,364,311
Assured Guaranty Ltd.	57,013	2,069,002
Athene Holding Ltd. (b)	61,138	2,995,762
CNO Financial Group, Inc.	81,003	1,736,704
Lincoln National Corp.	106,642	7,533,191
Loews Corp.	131,856	6,917,166
MetLife, Inc.	505,566	24,100,331
Old Republic International Corp.	121,631	2,481,272
Principal Financial Group, Inc.	131,665	7,797,201
Prudential Financial, Inc.	205,869	21,887,992
Reinsurance Group of America, Inc.	31,542	4,712,375
Torchmark Corp.	52,006	4,511,000
Unum Group	108,310	5,240,038
		128,558,871
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	189,937	3,593,608
Annaly Capital Management, Inc.	567,837	5,888,470
Blackstone Mortgage Trust, Inc. (a)	51,068	1,575,448
Chimera Investment Corp.	91,164	1,594,458
New Residential Investment Corp.	163,162	2,852,072
Starwood Property Trust, Inc.	126,690	2,655,422
		18,159,478
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (b)	39,997	1,318,301
MGIC Investment Corp. (b)	179,870	1,802,297
		3,120,598

TOTAL FINANCIALS		356,765,787

HEALTH CARE - 16.1%
Biotechnology - 5.4%
Amgen, Inc.	91,744	16,007,493
Celgene Corp. (b)	366,911	31,957,948
Gilead Sciences, Inc.	638,917	46,148,975
United Therapeutics Corp. (b)	20,989	2,311,099
		96,425,515
Health Care Providers & Services - 8.5%
Anthem, Inc.	124,709	29,430,077
Cardinal Health, Inc.	153,646	9,859,464
Centene Corp. (b)	83,816	9,100,741
Cigna Corp.	118,464	20,354,484
DaVita HealthCare Partners, Inc. (b)	70,675	4,437,683
Envision Healthcare Corp. (b)	58,727	2,182,883
Express Scripts Holding Co. (b)	275,284	20,838,999
HCA Holdings, Inc.	63,624	6,091,362
Humana, Inc.	67,153	19,755,070
McKesson Corp.	100,675	15,726,442
MEDNAX, Inc. (b)	45,529	2,090,236
Molina Healthcare, Inc. (a)(b)	22,324	1,858,473
Universal Health Services, Inc. Class B	42,513	4,854,985
Wellcare Health Plans, Inc. (b)	21,763	4,464,897
		151,045,796
Pharmaceuticals - 2.2%
Allergan PLC	161,145	24,759,929
Jazz Pharmaceuticals PLC (b)	28,984	4,406,727
Mylan NV (b)	251,240	9,738,062
		38,904,718

TOTAL HEALTH CARE		286,376,029

INDUSTRIALS - 4.6%
Airlines - 2.5%
Alaska Air Group, Inc.	59,703	3,876,516
Delta Air Lines, Inc.	317,839	16,597,553
JetBlue Airways Corp. (b)	156,232	2,998,092
Southwest Airlines Co.	264,432	13,969,943
United Continental Holdings, Inc. (b)	118,287	7,989,104
		45,431,208
Building Products - 0.2%
Owens Corning	54,243	3,552,374
Commercial Services & Supplies - 0.2%
Deluxe Corp.	23,263	1,594,446
Stericycle, Inc. (b)	41,524	2,437,874
		4,032,320
Construction & Engineering - 0.5%
AECOM (b)	77,262	2,660,903
Jacobs Engineering Group, Inc.	56,713	3,294,458
Quanta Services, Inc. (b)	74,629	2,425,443
		8,380,804
Electrical Equipment - 0.1%
Regal Beloit Corp.	21,513	1,531,726
Machinery - 0.2%
Allison Transmission Holdings, Inc.	64,590	2,518,364
Colfax Corp. (b)	47,891	1,485,100
		4,003,464
Professional Services - 0.3%
Nielsen Holdings PLC	163,872	5,153,774
Road & Rail - 0.3%
Avis Budget Group, Inc. (a)(b)	34,579	1,708,548
Genesee & Wyoming, Inc. Class A (b)	30,070	2,140,984
Ryder System, Inc.	21,698	1,463,096
		5,312,628
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (b)	63,663	3,318,752
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	38,701	1,466,768

TOTAL INDUSTRIALS		82,183,818

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.7%
Arris International PLC (b)	84,521	2,282,067
Cisco Systems, Inc.	961,203	42,571,681
Juniper Networks, Inc.	166,862	4,103,137
		48,956,885
Electronic Equipment & Components - 1.6%
Arrow Electronics, Inc. (b)	42,575	3,182,056
Avnet, Inc.	58,222	2,284,049
Coherent, Inc. (b)	12,047	2,026,546
Corning, Inc.	423,454	11,441,727
Dell Technologies, Inc. (b)	97,347	6,986,594
Jabil, Inc.	85,061	2,262,623
		28,183,595
Internet Software & Services - 0.1%
SINA Corp. (b)	28,697	2,741,711
IT Services - 3.0%
Alliance Data Systems Corp.	23,595	4,790,965
Conduent, Inc. (b)	95,991	1,867,985
DXC Technology Co.	139,196	14,345,540
First Data Corp. Class A (b)	215,670	3,903,627
IBM Corp.	163,001	23,628,625
The Western Union Co.	222,053	4,385,547
		52,922,289
Semiconductors & Semiconductor Equipment - 5.9%
First Solar, Inc. (b)	39,382	2,792,578
Intel Corp.	1,396,369	72,080,569
Micron Technology, Inc. (b)	564,059	25,935,433
ON Semiconductor Corp. (b)	179,685	3,967,445
		104,776,025
Software - 0.5%
CA Technologies, Inc.	153,075	5,327,010
VMware, Inc. Class A (a)(b)	27,043	3,603,750
		8,930,760
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	41,406	6,842,756
Hewlett Packard Enterprise Co.	764,901	13,041,562
HP, Inc.	799,491	17,181,062
NCR Corp. (b)	57,472	1,768,413
Seagate Technology LLC	139,042	8,049,141
Western Digital Corp.	145,226	11,442,357
Xerox Corp.	103,841	3,265,799
		61,591,090

TOTAL INFORMATION TECHNOLOGY		308,102,355

MATERIALS - 4.6%
Chemicals - 2.1%
Ashland Global Holdings, Inc.	29,706	1,965,943
Eastman Chemical Co.	69,955	7,141,006
Huntsman Corp.	102,527	3,052,229
LyondellBasell Industries NV Class A	157,908	16,695,613
Olin Corp.	81,111	2,448,741
The Mosaic Co.	171,478	4,621,332
Trinseo SA	21,067	1,536,838
		37,461,702
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (b)	79,174	1,609,607
WestRock Co.	124,605	7,371,632
		8,981,239
Metals & Mining - 1.9%
Alcoa Corp. (b)	83,605	4,280,576
Freeport-McMoRan, Inc.	657,059	9,993,867
Nucor Corp.	142,505	8,781,158
Reliance Steel & Aluminum Co.	35,352	3,108,148
Steel Dynamics, Inc.	115,584	5,179,319
United States Steel Corp.	85,375	2,888,236
		34,231,304
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	70,360	1,993,299

TOTAL MATERIALS		82,667,544

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Medical Properties Trust, Inc.	181,216	2,315,940
Park Hotels & Resorts, Inc.	97,630	2,809,791
Sabra Health Care REIT, Inc.	86,515	1,584,090
		6,709,821
Real Estate Management & Development - 0.1%
Realogy Holdings Corp.	65,344	1,621,185

TOTAL REAL ESTATE		8,331,006

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	1,919,560	62,769,612
CenturyLink, Inc.	475,133	8,827,971
		71,597,583
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	329,617	1,849,151

TOTAL TELECOMMUNICATION SERVICES		73,446,734

UTILITIES - 3.0%
Electric Utilities - 2.6%
Exelon Corp.	470,730	18,678,566
FirstEnergy Corp.	216,819	7,458,574
Great Plains Energy, Inc.	104,263	3,412,528
PG&E Corp.	251,401	11,589,586
Portland General Electric Co.	43,073	1,829,741
Vistra Energy Corp. (b)	137,253	3,136,231
		46,105,226
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	319,277	3,907,950
Multi-Utilities - 0.2%
SCANA Corp.	69,237	2,545,844

TOTAL UTILITIES		52,559,020

TOTAL COMMON STOCKS
(Cost $1,820,472,505)		1,779,316,624

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.74% (c)	3,442,048	3,442,737
Fidelity Securities Lending Cash Central Fund 1.74% (c)(d)	22,178,670	22,180,888
TOTAL MONEY MARKET FUNDS
(Cost $25,623,683)		25,623,625
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,846,096,188)		1,804,940,249
NET OTHER ASSETS (LIABILITIES) - (1.2)%(e)		(21,860,295)
NET ASSETS - 100%		$1,783,079,954

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	36	June 2018	$4,764,600	$22,748	$22,748

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $330,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$94,224
Fidelity Securities Lending Cash Central Fund	2,128
Total	$96,352

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2018